Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	Himax Technologies, Inc.
Entity Central Index Key	0001342338
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	himx
Entity Common Stock, Shares Outstanding	339,149,508
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 138,737	$ 106,164
Investments in marketable securities available-for-sale	172	165
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts of $15,888 and $16,090 at December 31, 2011 and 2012, respectively	135,747	101,280
Accounts receivable from related parties, less allowance for sales returns and discounts of $83 and $174 at December 31, 2011 and 2012, respectively	73,258	79,833
Inventories	116,671	112,985
Deferred income taxes	15,374	16,217
Restricted cash, cash equivalents and marketable securities	74,100	84,200
Prepaid expenses and other current assets	13,029	14,865
Total current assets	567,088	515,709
Investment securities, including securities measured at fair value of $5,080 and nil at December 31, 2011 and 2012	12,688	24,506
Equity method investments	283	439
Property, plant and equipment, net	52,609	57,150
Deferred income taxes	4,303	13,649
Goodwill	28,138	26,846
Other intangible assets, net	8,143	4,494
Restricted marketable securities	173	1,266
Other assets	1,173	919
Total non current asset	107,510	129,269
Total assets	674,598	644,978
Liabilities and Equity
Short-term debt	73,000	84,200
Accounts payable	135,546	134,353
Income taxes payable	9,766	3,644
Deferred income taxes	80	0
Other accrued expenses and other current liabilities	23,725	23,163
Total current liabilities	242,117	245,360
Income taxes payable	591	0
Accrued pension liabilities	242	319
Deferred income taxes	409	836
Other liabilities	3,081	3,405
Total liabilities	246,440	249,920
Equity
Ordinary shares, US$0.3 par value, 1,000,000,000 shares authorized; 356,699,482 shares issued and 349,279,556 shares and 339,149,508 shares outstanding at December 31, 2011 and December 31, 2012, respectively	107,010	107,010
Additional paid-in capital	104,911	103,051
Treasury shares, at cost (7,419,926 shares and 17,549,974 shares at December 31, 2011 and December 31, 2012, respectively)	(12,469)	(4,502)
Accumulated other comprehensive income (loss)	(137)	166
Unappropriated retained earnings	228,628	187,712
Total Himax Technologies, Inc. stockholder's equity	427,943	393,437
Noncontrolling interests	215	1,621
Total equity	428,158	395,058
Commitments and contingencies
Total liabilities and equity	$ 674,598	$ 644,978

Consolidated Balance Sheets [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts Sales Returns and Discounts (in dollars)	$ 16,090	$ 15,888
Allowance For Doubtful Accounts Sales Returns and Discounts Related Party (in dollars)	174	83
Securities measured at fair value (in dollars)	$ 0	$ 5,080
Common stock, par value (in dollars per share)	$ 0.3	$ 0.3
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	356,699,482	356,699,482
Common stock, shares outstanding	339,149,508	349,279,556
Treasury stock, shares	17,549,974	7,419,926

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Revenues from third parties, net	$ 485,281	$ 374,788	$ 304,068
Revenues from related parties, net	251,974	258,233	338,624
Total revenues	737,255	633,021	642,692
Costs and expenses:
Cost of revenues	566,700	507,449	507,647
Research and development	70,913	79,042	76,426
General and administrative	17,139	17,095	18,770
Recovery of bad debt expense	0	(1,541)	(8,788)
Sales and marketing	15,443	14,368	13,279
Total costs and expenses	670,195	616,413	607,334
Operating income	67,060	16,608	35,358
Non operating income (loss):
Interest income	317	556	607
Gains on sale of marketable securities, net	648	350	296
Equity in losses of equity method investees	(128)	(349)	(410)
Impairment loss on investments	(1,299)	0	0
Foreign currency exchange gains (losses), net	(452)	466	(899)
Interest expense	(352)	(455)	(182)
Other income (loss), net	92	(368)	524
Total non operating income (loss)	(1,174)	200	(64)
Earnings before income taxes	65,886	16,808	35,294
Income tax expense	15,748	7,301	6,228
Net income	50,138	9,507	29,066
Net loss attributable to noncontrolling interests	1,458	1,199	4,140
Net income attributable to Himax Technologies, Inc. stockholders	$ 51,596	$ 10,706	$ 33,206
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.03	$ 0.09
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.03	$ 0.09
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.3	$ 0.06	$ 0.19
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.3	$ 0.06	$ 0.19

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 50,138	$ 9,507	$ 29,066
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	59	(305)	1,511
Reclassification adjustment for realized losses (gains) included in net income	(648)	(350)	(296)
Foreign currency translation adjustments, net of tax of nil	50	128	210
Net unrecognized actuarial gain (loss), net of tax of $(54), $(125) and $8 in 2010, 2011 and 2012, respectively	233	(573)	(203)
Comprehensive income	49,832	8,407	30,288
Comprehensive loss attributable to noncontrolling interests	1,461	1,261	4,118
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 51,293	$ 9,668	$ 34,406

Consolidated Statements of Comprehensive Income [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect on unrecognized actuarial loss	$ 8	$ (125)	$ (54)

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings, Unappropriated [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 107,404	$ 102,924	$ 0	$ 4	$ 209,121	$ 419,453	$ 4,619	$ 424,072
Balance (in shares) at Dec. 31, 2009	358,012		0
Shares acquisition	0	0	(10,755)	0	0	(10,755)	0	(10,755)
Shares acquisition (in shares)	0		(7,708)
Shares retirement	(2,312)	(8,443)	10,755	0	0	0	0	0
Shares retirement (in shares)	(7,708)		7,708
Restricted stock vested	1,061	(1,061)	0	0	0	0	0	0
Restricted stock vested (in shares)	3,539		0
Share-based compensation expenses	0	6,219	0	0	0	6,219	92	6,311
New shares issued by subsidiary	0	0	0	0	0	0	353	353
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	0	652	0	0	0	652	152	804
Net unrecognized actuarial gain (loss), net of tax	0	0	0	(201)	0	(201)	(2)	(203)
Unrealized holding gains (loss) on available-for-sale marketable securities	0	0	0	1,193	0	1,193	22	1,215
Foreign currency translation adjustments	0	0	0	208	0	208	2	210
Declaration of cash dividends	0	0	0	0	(44,097)	(44,097)	0	(44,097)
Net Income	0	0	0	0	33,206	33,206	(4,140)	29,066
Balance at Dec. 31, 2010	106,153	100,291	0	1,204	198,230	405,878	1,098	406,976
Balance (in shares) at Dec. 31, 2010	353,843		0
Shares acquisition	0	0	(4,627)	0	0	(4,627)	0	(4,627)
Shares acquisition (in shares)			(7,534)
Shares retirement	(34)	(91)	125	0	0	0	0	0
Shares retirement (in shares)	(114)		114
Restricted stock vested	891	(891)	0	0	0	0	0	0
Restricted stock vested (in shares)	2,971		0
Share-based compensation expenses	0	4,124	0	0	0	4,124	66	4,190
New shares issued by subsidiary	0	0	0	0	0	0	53	53
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	0	(382)	0	0	0	(382)	1,665	1,283
Net unrecognized actuarial gain (loss), net of tax	0	0	0	(546)	0	(546)	(27)	(573)
Unrealized holding gains (loss) on available-for-sale marketable securities	0	0	0	(620)	0	(620)	(35)	(655)
Foreign currency translation adjustments	0	0	0	128	0	128	0	128
Declaration of cash dividends	0	0	0	0	(21,224)	(21,224)	0	(21,224)
Net Income	0	0	0	0	10,706	10,706	(1,199)	9,507
Balance at Dec. 31, 2011	107,010	103,051	(4,502)	166	187,712	393,437	1,621	395,058
Balance (in shares) at Dec. 31, 2011	356,700		(7,420)
Shares acquisition	0	0	(8,886)	0	0	(8,886)	0	(8,886)
Shares acquisition (in shares)			(11,443)
Restricted stock vested	0	(919)	919	0	0	0	0	0
Restricted stock vested (in shares)	0		1,313
Share-based compensation expenses	0	1,936	0	0	0	1,936	0	1,936
New shares issued by subsidiary	0	342	0	0	0	342	23	365
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	0	501	0	0	0	501	32	533
Net unrecognized actuarial gain (loss), net of tax	0	0	0	234	0	234	(1)	233
Unrealized holding gains (loss) on available-for-sale marketable securities	0	0	0	(589)	0	(589)	0	(589)
Foreign currency translation adjustments	0	0	0	52	0	52	(2)	50
Declaration of cash dividends	0	0	0	0	(10,680)	(10,680)	0	(10,680)
Net Income	0	0	0	0	51,596	51,596	(1,458)	50,138
Balance at Dec. 31, 2012	$ 107,010	$ 104,911	$ (12,469)	$ (137)	$ 228,628	$ 427,943	$ 215	$ 428,158
Balance (in shares) at Dec. 31, 2012	356,700		(17,550)

Consolidated Statements of Changes in Equity [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect on unrecognized actuarial loss	$ 8	$ (125)	$ (54)
Declaration of dividend per share (in dollars per share)	$ 0.032	$ 0.06	$ 0.125

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 50,138	$ 9,507	$ 29,066
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,299	12,795	13,626
Share-based compensation expenses	1,936	4,190	6,311
Loss on disposal of property and equipment	36	121	34
Gain on disposal of equity method investment	0	(313)	0
Gain on disposal of marketable securities, net	(648)	(350)	(296)
Unrealized loss (gain) on conversion option	(28)	934	(320)
Interest income from amortization of discount on investment in corporate bonds	(101)	(170)	(52)
Impairment loss on investment	1,299	0	0
Equity in losses of equity method investees	128	349	410
Deferred income tax expense	8,851	6,492	4,481
Inventories write downs	12,418	9,138	10,557
Changes in operating assets and liabilities:
Accounts receivable	(34,467)	(21,068)	(14,782)
Accounts receivable from related parties	6,591	16,181	41,306
Inventories	(16,104)	(4,135)	(60,777)
Prepaid expenses and other current assets	1,421	951	(1,590)
Accounts payable	1,192	18,431	27,843
Income taxes payable	6,711	(5,616)	(5,793)
Other accrued expenses and other current liabilities	(172)	(2,092)	4,767
Other liabilities	(333)	(1,897)	2,840
Net cash provided by operating activities	52,167	43,448	57,631
Cash flows from investing activities:
Purchase of property and equipment	(6,560)	(18,859)	(7,172)
Proceeds from disposal of property and equipment	1	7	0
Purchase of available-for-sale marketable securities	(19,609)	(17,490)	(34,976)
Disposal of available-for-sale marketable securities	25,043	25,834	33,443
Disposal of equity method investment	0	371	0
Purchase of investment securities	(3)	0	(7,524)
Purchase of equity method investments	0	0	(906)
Refund from (increase in) refundable deposits	(106)	34	298
Decrease (increase) in other assets	0	0	(684)
Pledge of restricted cash, cash equivalents and marketable securities	(7)	(94)	(78)
Cash acquired in acquisition	546	0	0
Net cash used in investing activities	(695)	(10,197)	(17,599)
Cash flows from financing activities:
Distribution of cash dividends	(10,680)	(21,224)	(44,097)
Proceeds from disposal of subsidiary shares to noncontrolling interests by Himax Technologies Limited	97	17	1,011
Proceeds from disposal of subsidiary shares to noncontrolling interests by Himax Imaging, Inc.	436	3,224	0
Purchase of subsidiary shares from noncontrolling interests	(14)	(1,958)	(207)
Release (pledge) of restricted cash, cash equivalents and marketable securities (for borrowing of short-term debt)	11,200	(26,700)	(57,500)
Proceeds from issuance of new shares by subsidiaries	116	53	353
Payments to repurchase ordinary shares	(8,886)	(4,627)	(10,755)
Proceeds from borrowing of short-term debt	304,000	277,200	217,000
Repayment of short-term debt	(315,200)	(250,000)	(160,000)
Net cash used in financing activities	(18,931)	(24,015)	(54,195)
Effect of foreign currency exchange rate changes on cash and cash equivalents	32	86	81
Net increase (decrease) in cash and cash equivalents	32,573	9,322	(14,082)
Cash and cash equivalents at beginning of year	106,164	96,842	110,924
Cash and cash equivalents at end of year	138,737	106,164	96,842
Supplemental disclosures of cash flow information:
Interest	352	490	170
Income taxes	456	6,326	8,329
Supplemental disclosures of non-cash investing activities:
Fair value of ordinary shares issued by Himax Display, Inc. in the acquisition	$ 270	$ 0	$ 0

Background, Principal Activities and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1.	Background, Principal Activities and Basis of Presentation

Background

Himax Technologies, Inc. is a holding company located in the Cayman Islands. Following is general information about Himax Technologies, Inc.’s subsidiaries:

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2011	2012

Himax Technologies Limited	IC design and sales	ROC	100.00%	100.00%
Himax Technologies Korea Ltd.	Sales	South Korea	100.00%	100.00%
Himax Semiconductor, Inc.	IC design and sales	ROC	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Suzhou), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Technologies (Shenzhen), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	88.02%	81.53%
Integrated Microdisplays Limited	LCOS sales	Hong Kong	88.02%	81.53%
Himax Display US Corp (1)	Investments	Delaware, USA	88.02%	-
Himax Display (USA) Inc. (2)	MEMS design	Delaware, USA	-	81.53%
Himax Analogic, Inc.	IC design and sales	ROC	75.10%	74.60%
Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Imaging, Ltd.	IC design and sales	ROC	89.69%	87.95%
Himax Imaging Corp.	IC design	California, USA	100.00%	100.00%
Argo Limited	Investments	Cayman Islands	100.00%	100.00%
Tellus Limited	Investments	Cayman Islands	100.00%	100.00%

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2011	2012
Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	78.25%	78.28%
Himax Media Solutions (Hong Kong) Limited	Investments	Hong Kong	78.25%	78.28%
Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Iris Optronics Co., Ltd. (3)	E-paper manufacturing and sales	ROC	-	22.22%

(1)	Himax Display US Corp., a holding company was newly incorporated in May 12, 2011, which was wholly owned by Himax Display, Inc. and merged with Spatial Photonics, Inc. on July 3, 2012. (see Note 3, “Acquisition”, for additional information)

(2)	Spatial Photonics, Inc. has renamed as Himax Display (USA) Inc. on July 3, 2012.

(3)	Iris Optronics Co., Ltd. (“Iris”) was newly incorporated on May 18, 2012 and the paid-in capital was $153 thousand. The Company is initially able to exercise control over the daily operating and financial decisions of Iris. As a result, Iris is included in the consolidated financial statements since established date.

Since March 2006, Himax Technologies, Inc.’s ordinary shares have been quoted on the NASDAQ Global Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS effect from August 10, 2009. See Note16 (a) as further described.

Principal Activities

Himax Technologies, Inc. and subsidiaries (collectively, the Company) is a fabless semiconductor solution provider dedicated to display imaging processing technologies. The Company is a worldwide market leader in display driver ICs and timing controllers used in TVs, laptops, monitors, mobile phones, tablets, digital cameras, car navigation, and many other consumer electronics devices. Additionally, the Company designs and provides controllers for touch sensor displays, MEMS and LCOS microdisplays used in palm-size projectors and head-mounted displays, LED driver ICs, power management ICs, scaler products for monitors and projectors, tailor-made video processing IC solutions, IP licensing and ASIC services. The Company also offers digital camera solutions, including CMOS image sensors and wafer level optics, which are used in a wide variety of applications such as mobile phone, tablet, laptop, TV, PC camera, automobile, security and medical devices.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in conformity with US generally accepted accounting principles (“US GAAP”).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Note 2.	Summary of Significant Accounting Policies

(a)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts and operations of the Himax Technologies, Inc. and its majority owned subsidiaries and entities that it has a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment and intangible assets; allowances for doubtful accounts and sales returns; the valuation of derivatives, deferred income tax assets, property, plant and equipment, inventory, share-based compensation, the fair value of acquired tangible and intangible assets, potential impairment of intangible assets, goodwill, marketable securities and other investment securities and liabilities for employee benefit obligations, and income tax uncertainties and other contingencies. Management bases its estimates on historical experience and also on assumptions that it believes are reasonable. Management assesses these estimates on a regular basis; however, actual results could differ materially from those estimates.

(c)	Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less at the time of purchase to be cash equivalents. As of December 31, 2011 and 2012, the Company had $72,000 thousand and $45,000 thousand of cash equivalents, respectively, in US dollar denominated time deposits with original maturities of less than three months. As of December 31, 2011 and 2012, cash, including time deposits in the amount of $84,200 thousand and $73,000 thousand, respectively, had been pledged as collateral for short term debts which would be released within one year and are therefore excluded from cash and cash equivalents for purposes of the consolidated statements of cash flows.

(d)	Investment Securities

Investment securities as of December 31, 2011 and 2012 consist of investments in marketable securities, investments in non-marketable equity securities and corporate bond. All of the Company’s investments in debt and marketable equity securities are classified as available-for-sale securities and are reported at fair value.

Available-for-sale securities, which mature or are expected to be sold in one year, are classified as current assets. Unrealized holding gains and losses, net of related taxes on available for sale securities are excluded from earnings and reported as a separate component of equity in accumulated other comprehensive income (loss) until realized. Realized gains and losses from the sale of available for sale securities are determined on a specific identification basis.

Conversion option in the Company’s investment in corporate convertible bonds are separated from the corporate bonds and accounted for separately as the economic characteristics and risks of the corporate bonds and the conversion options are not closely related, a separate instrument with the same terms as the conversion options would meet the definition of a derivative, and the combined instrument is not measured at fair value. Changes in the fair value of the separated conversion options are recognized immediately in earnings.

Premiums and discounts on the corporate bonds are amortized over the life of the bonds as an adjustment to yield using the effective-interest method and are included in the interest income in the accompanying consolidated statements of income.

The cost of the securities sold is computed based on the moving average cost of each security held at the time of sale.

As of December 31, 2011 and 2012, the Company had $1,266 thousand and $1,273 thousand, respectively, of restricted marketable securities, consisting of negotiable certificate of deposits and New Taiwan dollar (NT$) and US dollar denominated time deposits with original maturities of more than three months, which had been pledged as collateral for customs duties and guarantees for government grants.

Investments in non-marketable equity securities in which the Company does not have the ability to exercise significant influence over the operating and financial policies of the investee are stated at cost. Dividends, if any, are recognized into earnings when received.

Equity investments in entities where the Company has the ability to exercise significant influence over the operating and financial policy decisions of the investee, but does not have a controlling financial interest in the investee, are accounted for using the equity method. The Company’s share of the net income or net loss of an investee is recognized in earnings from the date the significant influence commences until the date that significant influence ceases. The difference between the cost of an investment and the amount of underlying equity in net assets of an investee at investment date was amortized over useful life of related assets.

A decline in value of a security below cost that is deemed to be other than temporary a result in an impairment to reduce the carrying amount to fair value. To determine whether any impairment is other-than-temporary, management considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts, when developing estimates of cash flows to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

(e)	Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided based on a review of collectability of accounts receivable on a monthly basis. In establishing the required allowance, management considers the historical collection experience, current receivable aging and the current trend in the credit quality of the Company’s customers. Management reviews its allowance for doubtful accounts quarterly. Account balance is charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(f)	Inventories

Inventories primarily consist of raw materials, work-in-process and finished goods awaiting final assembly and test, and are stated at the lower of cost or market value. Cost is determined using the weighted-average method. For work-in-process and manufactured inventories, cost consists of the cost of raw materials (primarily fabricated wafer and processed tape), direct labor and an appropriate proportion of production overheads. The Company also writes down excess and obsolete inventories to their estimated market value based upon estimations about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional future inventory write-down may be required that could adversely affect the Company’s operating results. Once written down, inventories are carried at this lower amount until sold or scrapped. If actual market conditions are more favorable, the Company may have higher operating income when such products are sold. Sales to date of such products have not had a significant impact on the Company’s operating income.

(g)	Property, Plant and Equipment

Property, plant and equipment consists primarily of land purchased as the construction site of the Company’s new headquarters, and machinery and equipment used in the design and development of products, and is stated at cost. Depreciation on building and machinery and equipment commences when the asset is ready for its intended use and is calculated on the straight-line method over the estimated useful lives of related assets which range as follows: building 25 years, building improvements 4 to 16 years, machinery 4 to 6 years, research and development equipment 2 to 6 years, office furniture and equipment 2 to 7 years, others 2 to 10 years. Leasehold improvements are amortized on a straight line basis over the shorter of the lease term or the estimated useful life of the asset. Software is amortized on a straight line basis over the estimated useful lives ranging from 2 to 6 years.

(h)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in the business combination of the Company’s acquisition of Himax Semiconductor, Inc. (formerly Wisepal Technologies, Inc.) in 2007 and Himax Display USA Inc. (formerly Spatial Photonics, Inc.) in 2012, that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The Company tests goodwill for impairment on the end day of October each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this ASU in 2012.

When testing goodwill for impairment, management may accesses qualitative factors for some or all of its reporting units to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, management may bypass this qualitative assessment for some or all of its reporting units and perform step 1 of the two-step goodwill impairment test, under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with ASC 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Impairment testing for goodwill is done at a reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component). A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.

In 2010, management determined that the Company in essence only had one reporting unit for purposes of testing goodwill for impairment, which was the enterprise as a whole. Management performs the annual impairment review of goodwill at October 31, and when a triggering event occurs between annual impairment tests. Consequently, the market value based on the quoted market price of the Company’s shares was excess of the Company’s equity book value on the date of first step of the assessment in 2010. Therefore, management concluded that the Company’s goodwill was not impaired in 2010.

In 2011, as further described in Note 2(s) below, the Company changed its internal reporting such that the Company now has two operating segment, which are also reportable segments. The Company has determined that three of the components in Segment Driver IC are economically similar and is deemed a single reporting unit. As a result, the Company has five reporting units which are Driver IC, Projection displays, CMOS image sensors and wafer level optics, Chipsets for TVs and Monitors, and Others.

Management assigned the Company’s assets and liabilities to each reporting unit based on either specific identification or by using judgment for the remaining assets and liabilities that are not specific to a reporting unit. Goodwill from acquisition of Himax Semiconductor, Inc. has been assigned to Driver IC reporting unit and goodwill from acquisition of Himax Display USA Inc. has been assigned to Projection displays reporting unit because on that reporting units are expected to benefit from the synergies of the business combination.

For Projection displays reporting unit in 2012, management qualitatively assessed whether it is more likely than not that the respective fair values of this reporting unit are less than its carrying amount, including goodwill. Based on that assessment, management determined that this condition, for this reporting unit, does not exist. As such, performing the first step of the two-step test impairment test for this reporting unit was unnecessary.

For Driver IC reporting unit in 2011 and 2012, management compared the carrying value of individual reporting unit, inclusive of assigned goodwill, to its respective fair value- step 1 of the two-step impairment test.

The discounted cash flow (DCF) method is used by management in applying the income approach to determine the fair value of each of the Company’s reporting units. Significant assumptions inherent in the valuation method for goodwill are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates.

When performing income approach for each reporting unit, the Company incorporates the use of projected financial information and a discount rate that are developed using market participant based assumptions. The cash-flow projections are based on five-year financial forecasts developed by management that include revenue projections, capital spending trends, and investment in working capital to support anticipated revenue growth, which are regularly and reviewed by management. The selected discount rate considers the risk and nature of the respective reporting unit’s cash flows and the rates of return market participants would require to investing their capital in reporting units.

In order to determine the reasonableness of the fair values of the reporting units, management performed a reconciliation of the aggregate fair values of the reporting units to the Company’s market capitalization based on the quoted market price of Himax’s ordinary shares, adjusted for an appropriate control premium. Management believes the control premium represents the additional amount that a buyer would be willing to pay to obtain a controlling voting interest in the Company as a result of the ability to take advantage of synergies and other benefits. To determine an appropriate control premium, references were made to recent and comparable merger and acquisition transactions in the SIC code 367X- Semiconductors and Related Technology industry.

The following is a summary of activity in goodwill by reportable segment.

	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Balance, December 31, 2010	$26,846	-	26,846
Balance, December 31, 2011	$26,846	-	26,846
Balance, December 31, 2012	$26,846	1,292	28,138

(i)	Other Intangible Assets

Acquired intangible assets include patents, developed technology, customer relationship assets and in-process research and development (IPR&D) acquired in a business combination at December 31, 2011 and 2012. Intangible assets with a definite life are amortized on a straight-line basis over the following estimated useful lives: patents 5 to 15 years, technology 5 to 7 years and customer relationship 7 years.

Under ASC Topic 805, IPR&D assets acquired in a business combination are recognized as assets at the acquisition date at their acquisition-date fair value, rather than charged to expense, regardless of whether they have an alternative future use. In addition, IPR&D assets acquired in a business combination are to be accounted for as indefinite-lived intangible assets until the project is completed or abandoned. Subsequent R&D costs associated with the acquired IPR&D projects are charged to expense as incurred.

IPR&D has an indefinite life and is not amortized until completion and development of the project at which time the IPR&D becomes an amortizable asset. If the related project is not completed in a timely manner, the Company may have an impairment related to the IPR&D, calculated as the excess of the asset's carrying value over its fair value.

(j)	Impairment of Long-Lived Assets

The Company’slong-lived assets, which consist of property, plant and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset to its estimated undiscounted future cash flows expected to be generated. If the carrying amount of an asset exceeds such estimated cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its estimated fair value. Management generally determines fair value based on the estimated discounted future cash flows expected to be generated by the asset.

(k)	Revenue Recognition

The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists, the product has been delivered, the price is fixed and determinable and collection is reasonably assured. The Company uses a binding purchase order as evidence of an arrangement. Management considers delivery to occur upon shipment provided title and risk of loss has passed to the customer based on the shipping terms, which is generally when the product is shipped to the customer from the Company’s facilities or the outsourced assembly and testing house. In some cases, title and risk of loss does not pass to the customer when the product is received by them. In these cases, the Company recognizes revenue at the time when title and risk of loss is transferred, assuming all other revenue recognition criteria have been satisfied. These cases include several inventory locations where the Company manages inventories for its customers, some of which inventories are at customer facilities. In such cases, revenue is not recognized when products are received at these locations; rather, revenue is recognized when customers take the inventories from the location for their use.

The Company records a reduction to revenue and accounts receivable by establishing a sales discount and return allowance for estimated sales discounts and product returns at the time revenue is recognized based primarily on historical discount and return rates. However, if sales discount and product returns for a particular fiscal period exceed historical rates, management may determine that additional sales discount and return allowances are required to properly reflect the Company’s estimated remaining exposure for sales discounts and product returns.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

(l)	Product Warranty

Under the Company’s standard terms and conditions of sale, products sold are subject to a limited product quality warranty. The Company may receive warranty claims outside the scope of the standard terms and conditions. The Company provides for the estimated cost of product warranties at the time revenue is recognized based primarily on historical experience and any specifically identified quality issues.

(m)	Research and Development and Advertising Costs

The Company’s research and development and advertising expenditures are charged to expense as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012, were $161 thousand, $59 thousand and $73 thousand, respectively.

The Company recognizes government grants to fund research and development expenditures as a reduction of research and development expense in the accompanying consolidated statements of income based on the percentage of actual qualifying expenditures incurred to date to the most recent estimate of total expenditures for which they are intended to be compensated.

(n)	Employee Retirement Plan

The Company has established an employee noncontributory defined benefit retirement plan (the “Defined Benefit Plan”) covering full-time employees in the ROC which were hired by the Company before January 1, 2005.

The Company records annual amounts relating to its pension and postretirement plans based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases, and turnover rates. Management reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates when it is appropriate to do so. The effect of modifications to those assumptions is recorded in accumulated other comprehensive income and amortized to net periodic cost over future periods using the corridor method. Management believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.

The Company has adopted a defined contribution plan covering full-time employees in the ROC (the “Defined Contribution Plan”) beginning July 1, 2005 pursuant to ROC Labor Pension Act. Pension cost for a period is determined based on the contribution called for in that period. Substantially all participants in the Defined Benefit Plan have been provided the option of continuing to participate in the Defined Benefit Plan, or to participate in the Defined Contribution Plan on a prospective basis from July 1, 2005. Accumulated benefits attributed to participants that elect to change plans are not impacted by their election.

(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax bases, and operating loss and tax credit carry-forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.The Company records interest and penalties related to unrecognized tax benefits as income tax expense in the consolidated statement of income.

(p)	Foreign Currency Translation and Foreign Currency Transactions

The reporting currency of the Company is the United States dollar. The functional currency for the Company and its major operating subsidiaries is the United States dollar. Accordingly, the assets and liabilities of subsidiarieswhose functional currency is other than the United States dollar are included in the consolidation by translating the assets and liabilities into the reporting currency (the United States dollar) at the exchange rates applicable at the end of the reporting period. Equity accounts are translated at historical rates. The statements of income and cash flows are translated at the average exchange rates during the year. Translation gains or losses are accumulated as a separate component of equity in accumulated other comprehensive income (loss).

(q)	Earnings Per Ordinary Share

Basic earnings per ordinary share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted earnings per ordinary share is computed using the weighted average number of ordinary and diluted ordinary equivalent shares outstanding during the period. Ordinary equivalent shares are ordinary shares that are contingently issuable upon the vesting of unvested restricted share units (RSUs) granted to employees.

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$33,206	10,706	51,596
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	355,037	353,771	341,056
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.09	0.03	0.15

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method. In 2011, the unvested 437,029 RSUs (represents 874,058 ordinary shares) which will vest in 2012 were excluded as their effect would be anti-dilutive.

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$33,206	10,706	51,596
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	355,037	353,771	341,056
Unvested RSUs (in thousands)	653	56	468
	355,690	353,827	341,524
Diluted earnings per ordinary shareattributable to Himax Technologies, Inc. stockholders	$0.09	0.03	0.15

(r)	Share-Based Compensation

The cost of employee services received in exchange for share-based compensation is measured based on the grant-date fair value of the share-based instruments issued. The cost of employee services is equal to the grant-date fair value of shares issued to employees and is recognized in earnings over the service period. Compensation cost also considers the number of awards management believes will eventually vest. As a result, compensation cost is reduced by the estimated forfeitures. The estimate is adjusted each period to reflect the current estimate of forfeitures, and finally, the actual number of awards that vest.

(s)	Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company's reportable segments.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who regularly reviews operating results to make decisions about allocating resources and assessing performance for the Company.

The CODM assesses the performance of the operating segments based on segment sales and segment profit and loss. There are no intersegment sales in the segment revenues reported to the CODM. Segment profit and loss is determined on a basis that is consistent with how the Company reports operating income (loss) in its consolidated statements of operations. Segment profit (loss) excludes income taxes, interest income and expense, foreign currency exchange gains and losses, equity in the earnings (losses) of affiliates, gains and losses on valuations of financial instruments and sales of investment securities, and other income and expenses.

The Company does not report segment asset information to the Company’s CODM. Consequently, no asset information by segment is presented.

(t)	Noncontrolling Interests

Noncontrolling interests are classified in the consolidated statements of income as part of consolidated net income and the accumulated amount of noncontrolling interests as part of equity in the consolidated balance sheets. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are re-measured with the gain or loss reported in net earnings.

The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders	$33,206	10,706	51,596
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	652	(382)	501
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$33,858	10,324	52,097

(u)	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of cash, cash equivalents, accounts receivable, restricted cash and cash equivalents, short-term debt, accounts payable and accrued liabilities approximate their carrying values due to their relatively short maturities. Marketable securities consisting of open-ended bond funds are reported at fair value based on quoted market prices at the reporting date. Marketable securities consisting of time deposits with original maturities more than three months are determined using the discounted present value of expected cash flows. The fair value of the corporate straight bonds was initially determined by subtracting the fair value of the embedded conversion option from the fair value of the combined instrument. The embedded conversion options and the subsequent measurement of the corporate straight bond are reported at fair value based on discounting estimated future cash flows based on the terms and maturity of each instrument and using market interest rates for a similar instrument at the reporting date. Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the Company and counterparty when appropriate. The fair value of equity method investments and cost method investments have not been estimated as there are no identified events or changes in circumstances that may have significant adverse effects on the carrying value of these investments, and it is not practicable to estimate their fair values.

A fair value hierarchy exists that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

(i)	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

(ii)	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

(iii)	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

(v)	Recently Issued Accounting Standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, the Company had the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminated the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Company already presents a separate statement of other comprehensive income following the statement of income. Therefore, the adoption of ASU 2011-05 was not applicable to the Company.

Acquisition	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 3.	Acquisition

On July 3, 2012, the Company completed the acquisition of all of the outstanding common shares of Spatial Photonics, Inc. (“SP”) to total consideration approximating $5.7 million that included newly issued ordinary shares in Himax Display, Inc. and cash. Himax Display Inc. issued 6,762,537 ordinary shares valued at $270 thousand. The fair value of Himax Display Inc.’s ordinary shares was determined using the assistance of an independent appraiser using the discounted cash flow method. The Company’s previously held equity interests in SP was re-measured at fair value, which was determined using the assistance of an independent appraiser using the equity value allocation method at acquisition date. The re-measurement loss on the previously held equity interests in SP was $1,061 thousand which is included in other non-operating loss within “impairment loss on investment” in the accompanying consolidated statements of income.

SP was then renamed as Himax Display (USA) Inc. (“HDI (USA)”). The results of HDI (USA)’s operations have been included in the Company’s consolidated financial statements since that date. The amounts of HDI (USA)’s revenues and losses included in the consolidated statements of income from the acquisition date to the period ended December 31, 2012 were nil and $1,390 thousand, respectively. HDI (USA) develops and manufactures high definition, high brightness, and high contrast projection displays for business and consumer applications. As a result of the acquisition, the Company is expected to diversify its projection product portfolio.

The following table summarizes the consideration paid for HDI(USA) and the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

At July 3, 2012
(in thousands)

Consideration:
Fair value of previously held equity interests	$5,439
Fair value of Himax Display Inc.’s ordinary shares	270
Cash	3
Total consideration transferred	5,712

Acquisition related costs included in G&A expense	$347

Recognized amounts of identifiable assets acquired and liabilities assumed:
Current asset	$632
Property and equipment	267
Other assets	35
Intangible assets	6,157
Current liabilities	(78)
Other liabilities	(1,610)
Deferred income taxes	(983)
Total identifiable net assets acquired	4,420
Goodwill	$1,292

Acquired tangible assets were valued at estimates of their current fair values.  The valuation of acquired intangible assets was determined based on management’s estimates and consultation with an independent appraiser. The multi-period excess earnings method was used in applying the income approach to determine the fair value of acquired intangible assets. Significant assumptions inherent in the valuation method for acquired intangible assets are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates. When performing the multi-period excess earnings method for acquired intangible assets, the Company incorporates the use of projected financial information and a discount rate that are developed using market participant based assumptions. The cash-flow projections are based on five-year financial forecasts developed by management that include revenue projections, capital spending trends, and investment in working capital to support anticipated revenue growth, which are regularly and reviewed by management. The selected discount rate considers the risk and nature of the respective reporting unit’s cash flows and the rates of return market participants would require to investing their capital in reporting units. The Company used a discount rate based on the weighted average cost of capital, which was 22.0% for developed technology and 23.0% for in-process R&D asset.

Of the $6,157 thousand of the acquired intangible assets, $722 thousand was assigned to in-process R&D asset that is capitalized as an indefinite-lived intangible asset until completion or abandonment of the associated project. The remaining acquired intangible assets, core and developed technology, will be amortized, have a weighted-average useful life of approximately 7 years. Himax Display paid a premium for this acquisition because of expected synergistic benefits, including diversified its technology and product mix. Goodwill is not expected to be deductible for tax purpose.

The property and equipment was valued at the current replacement cost for similar capacity. The replacement cost was estimated from the Company’s actual historical cost less estimated accumulated depreciation.

The following unaudited pro forma results of operations for the years end December 31, 2011 and 2012 are presented as if the acquisition had been consummated on January 1, 2011, (dollars in thousands except per share amounts):

	For the years end December 31, (unaudited)
	2011	2012

Net revenues	$633,177	737,255
Net income attributable to Himax Technologies, Inc. stockholders	$2,895	49,262
Basic and diluted earnings per share attributable to Himax Technologies, Inc. stockholders	$0.01	0.14

The above unaudited pro forma information does not reflect any incremental direct costs, including any restructuring charges to be recorded in connection with the acquisition, or any potential cost savings that may result from the consolidation of certain operations of the Company or HDI(USA). Accordingly, the unaudited pro forma financial information above not necessarily indicative the actual results that would have occurred had the acquisition of HDI (USA) been combined during the periods presented, nor is it necessarily indicative of future consolidated results of operations

Investments in Marketable Securities Available-for sale	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
Note 4.	Investments in Marketable Securities Available-for sale

Following is a summary of marketable securities as of December 31, 2011 and 2012:

	December 31, 2011
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	15	-	165

	December 31, 2012
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	22	-	172

The Company’s portfolio of available for sale marketable securities by contractual maturity or the expected holding period as of December 31, 2011 and 2012 is due in one year or less.

Information on sales of available for sale marketable securities for the years ended December 31, 2010, 2011 and 2012 is summarized below.

Period	Proceeds from sales	Gross realized gains	Gross realized losses
	(in thousands)

Year 2010	$33,443	326	(30)
Year 2011	$25,834	420	(70)
Year 2012	$19,612	35	(32)

Allowance for Doubtful Accounts, Sales Returns and Discounts	12 Months Ended
Dec. 31, 2012
Allowance For Doubtful Accounts Sales Returns and Discounts [Abstract]
Allowance For Doubtful Accounts Sales Returns and Discounts [Text Block]
Note 5.	Allowance for Doubtful Accounts, Sales Returns and Discounts

The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2010, 2011 and 2012 follows:

Allowance for doubtful accounts

Period	Balance at beginning of year	Charges (credits) to earnings	Amounts utilized	Balance at end of year
	(in thousands)

Year 2010	$25,515	(8,788)	-	16,727
Year 2011	$16,727	(1,541)	-	15,186
Year 2012	$15,186	-	-	15,186

Allowance for sales returns and discounts

Period	Balance at beginning of year	Additions	Amounts utilized	Balance at end of year
	(in thousands)

Year 2010	$970	4,551	(4,930)	591
Year 2011	$591	3,385	(3,191)	785
Year 2012	$785	7,386	(7,093)	1,078

Equity Method Investments	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
Note 6.	Equity Method Investments

As of December 31, 2011 and 2012, equity method investments consisted of the following:

	December 31,
	2011		2012
	Amount	Holding %	Amount	Holding %

Create Electronic Optical Co., Ltd.	$439	21.11	283	21.11

The Company disposed of Hangzhou Crystal Display Technology Co., Ltd. equity to its other shareholders in June 2011 and resulted in $313 thousand gain on disposal of the equity, which was presented in other income in the accompanying consolidated statement of income.

Investment accounted for under the equity method is Create Electronic Optical Co., Ltd. (C.E.O.), a camera module supplier. At investment date, the difference between the carrying amount of the Company’s investment in C.E.O. and the underlying equity in the net assets of C.E.O. was $370 thousand which was resulting from C.E.O.’s identifiable intangible assets and was amortized over 3 years. At the December 31, 2012, the excess of cost of such investment in C.E.O. over the Company’s share of the net assets of C.E.O. was $34 thousand.

As of December 31, 2012, it was not practicable for management to estimate the fair value of the Company’s investments in C.E.O. due to the lack of quoted market price and the inability to estimate the fair value without incurring excessive costs. However, management identified no events or changes in circumstance that may significantly affect the Company’s ability on recovering the carrying value of the investment.

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7.	Inventories

As of December 31, 2011 and 2012, inventories consisted of the following:

	December 31,
	2011	2012
	(in thousands)

Finished goods	$30,703	39,988
Work in process	57,737	60,227
Raw materials	24,505	16,424
Supplies	40	32
	$112,985	116,671

Inventory write-downs were $10,557 thousand, $9,138 thousand and $12,418 thousand for the years ended December 31, 2010, 2011 and 2012, respectively, and are included in cost of revenues.

Other Intangible Assets, Other than Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
Note 8.	Other Intangible Assets, Other than Goodwill

	December 31, 2011
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
	(in thousands)
Amortized intangible assets:
Technology	$6,339	7 years	4,495
Customer relationship	8,100	7 years	5,689
Patents	842	6 years	603
Total	$15,281		10,787

	December 31, 2012
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
	(in thousands)
Amortized intangible assets:
Technology	$11,774	7 years	5,762
Customer relationship	8,100	7 years	6,847
Patents	842	6 years	686
Total	$20,716		13,295
Unamortized intangible assets:
In-process research and development	$722

Amortization expense for the years ended December 31, 2010, 2011 and 2012, was $2,198 thousand, $2,180 thousand and $2,508 thousand, respectively. Estimated amortization expense for the next five years is $2,909 thousand in 2013, $953 thousand in 2014, and $783 thousand in 2015, 2016 and 2017.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 9.	Property, Plant and Equipment

	December 31,
	2011	2012
	(in thousands)

Land	$10,154	14,328
Building and improvements	17,737	17,740
Machinery	27,213	31,494
Research and development equipment	17,393	18,020
Software	10,047	10,540
Office furniture and equipment	7,281	7,681
Others	9,881	17,282
	99,706	117,085
Accumulated depreciation and amortization	(53,594)	(66,420)
Prepayment for purchases of land and equipment	11,038	1,944
	$57,150	52,609

Depreciation and amortization of these assets for the years ended December 31, 2010, 2011 and 2012, were $11,428 thousand, $10,615 thousand and $10,791 thousand, respectively.

Investment securities, including securities measured at fair value	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
Note 10.	Investment securities, including securities measured at fair value

(a)	Investments in Non-marketable Equity Securities

Following is a summary of such investments which are accounted for using the cost method as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	625
Chi Lin Technology Co. Ltd.	432	432
Jetronics International Corp.	1,600	1,600
C Company	8,962	8,962
Spatial Photonics, Inc.	6,500	-
eTurboTouch Technology Inc.	715	477
Oculon Optoelectronics Inc.	309	309
Shinyoptics Corp.	283	283
	$19,426	12,688

On July 25, 2011, Chi Lin Technology Co. Ltd. was split into Chi Lin Optoelectronics Co., Ltd. and Chi Lin Technology Co. Ltd. Chi Lin Technology Co. Ltd. was renamed as Chi Lin Optoelectronics Co., Ltd.

On July 3, 2012, the Company acquired all of the remaining outstanding equity of Spatial Photonics, Inc. Afterwards, Spatial Photonics, Inc. was one of the consolidated subsidiaries and de-recognized from investment securities. See Note 3, “Acquisition”, as further described.

In 2012, management considered the Company’s investment in equity of eTurboTouch Technology Inc. was impaired as it did not believe that the investment carrying value would be recovered due to the investee’s significant deterioration in the earnings performance. Management believes that Company’s proportionate equity interest in the net book value of investee as is the best estimate of the recoverable amount. As a result, the Company recognized a $238 thousand impairment loss which is included in other non-operating loss within “impairment loss on investment” in the accompanying consolidated statements of income.

As of December 31, 2011 and 2012, it was not practicable for management to estimate the fair values of the Company’s investments in equity listed above due to the lack of quoted market price and the inability to estimate the fair value without incurring excessive costs. However, management identified no events or changes in circumstance that may significantly affect the Company’s ability on recovering the carrying values of these investments.

(b)	Investments in corporate convertible bonds

On August 10, 2010, the Company purchased 1,620,000 units of the corporate convertible bonds issued by Chang Wah Electromaterials Inc. (“CWE”). The bonds have embedded conversion options which the Company can require CWE to settle the bonds during the period from September 11, 2010 to July 31, 2015 by converting each unit of bond into 0.6020 common shares of CWE. The embedded conversion options were separated from the corporate bonds and accounted for separately. The corporate bonds were recorded as available-for sale security and the separated convertible option was recorded as other assets in the accompanying consolidated balance sheets. The Company sold the bonds in August 2012. Proceed from the sale of the bonds was $5,431 thousand and realized gains from the sale included in “Gains on sale of marketable securities, net” was $645 thousand.

Following is a summary of the corporate bonds as of December 31, 2011:

	December 31, 2011
	Aggregate	Gross unrealized	Discount	Aggregate market
	Cost	gains	amortization	Value
	(in thousands)
Corporate bond-available for sale	$4,365	596	119	5,080

Following is a summary of the separated conversion options as of December 31, 2011:

	December 31, 2011
	Aggregate	Gross unrealized		Fair
	Cost	gains	losses	value
	(in thousands)
Conversion option	$684	-	510	174

Other Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 11.	Other Accrued Expenses and Other Current Liabilities

	December 31,
	2011	2012
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$8,211	7,582
Payable for purchases of equipment	2,276	1,694
Accrued software maintenance	1,830	2,006
Accrued payroll and related expenses	3,837	4,144
Accrued professional service fee	1,210	1,025
Accrued warranty costs	78	197
Accrued insurance, welfare expenses, etc.	5,721	7,077
	$23,163	23,725

The movement in accrued warranty costs for the years ended December 31, 2010, 2011 and 2012 is as follows:

Period	Balance at beginning of year	Additions (reversal) charged to expense	Amounts utilized	Balance at end of year
	(in thousands)

Year ended December 31, 2010	$679	3,772	(3,772)	679
Year ended December 31, 2011	$679	(321)	(280)	78
Year ended December 31, 2012	$78	856	(737)	197

Short-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 12.	Short-Term Debt

In 2011 and 2012, short-term debt consisted of bank loans with interest rates per annum that ranged from 0.45% to 0.70% and 0.42% to 0.57%, respectively, and cash totaling $84,200 thousand and $73,000 thousand are pledged as collateral, respectively.

As of December 31, 2012, unused credit lines amounted to $167,988 thousand, which expire between January 2013 and December 2013. Among which, $6,887 thousand expired in January 2013.

Government Grants	12 Months Ended
Dec. 31, 2012
Government Grants [Abstract]
Government Grants [Text Block]
Note 13.	Government Grants

The Company entered into several contracts with Department of Industrial Technology of Ministry of Economic Affairs (DOIT of MOEA) and Institute for Information Industry (III) during 2010, 2011 and 2012 primarily for the development of certain new leading products or technologies. Details of these contracts are summarized below:

Authority	Total Grant	Execution Period	Product Description
(in thousands)

DOIT of MOEA	NT$ 30,240 (US$919)	October 2008 to September 2010	Multi-standard Decoder iDTV SOC
III	4,340 (US$140)	January 2010 to November 2011	Himax Headquarter Excellent Program (II)
III	18,700 (US$582)	January 2010 to December 2011	LCOS Projector Development Program
III	23,220 (US$770)	June 2011 to February 2013	CMOS Development Program

Government grants recognized by the Company as a reduction of research and development expense and general and administrative expense in the accompanying consolidated statements of income in 2010, 2011 and 2012 were $819 thousand, $688 thousand and $216 thousand, respectively.

Retirement Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 14.	Retirement Plan

The Company has established a Defined Benefit Plan covering full-time employees in the ROC which were hired by the Company before January 1, 2005. In accordance with the Defined Benefit Plan, employees are eligible for retirement or are required to retire after meeting certain age or service requirements. Retirement benefits are based on years of service and the average salary for the six-month period before the employee’s retirement. Each employee earns two months of salary for each of the first fifteen years of service, and one month of salary for each year of service thereafter. The maximum retirement benefit is 45 months of salary. Retirement benefits are paid to eligible participants on a lump-sum basis upon retirement.

Defined Benefit Plan assets consist entirely of a Pension Fund (the “Fund”) denominated solely in cash, as mandated by ROC Labor Standard Law. The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund (required by law). The Fund is administered by a pension fund monitoring committee (the “Committee”) and is deposited in the Committee’s name in the Bank of Taiwan.

The Company’s pension fund is managed by a government-established institution with minimum return guaranteed by government and the fund asset is treated as cash category.

Beginning July 1, 2005, pursuant to the newly effective ROC Labor Pension Act, the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee’s monthly wages to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance. Expense recognized in 2010, 2011 and 2012, based on the contribution called for was $1,507 thousand, $1,801 thousand and $1,844 thousand, respectively.

Substantially all participants in the Defined Benefits Plan had elected to participate in the Defined Contribution Plan. The transfer of participants to the Defined Contribution Plan did not have a material effect on the Company’s financial position or results of operations. Participants’ accumulated benefits under the Defined Benefit Plan are not impacted by their election to change the plans and their seniority remains regulated by ROC Labor Standard Law, such as the retirement criteria and the amount payable. The Company is required to make contribution for the Defined Benefit Plan until it is fully funded. Pursuant to relevant regulatory requirements, the Company expects to make a cash contribution of $130 thousand to its pension fund maintained with the Bank of Taiwan and $2,139 thousand to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance in 2013.

The Company established a defined contribution plan in the United States that qualifies under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet the service requirement. The Company’s contribution to the plan may be made at the discretion of the board of directors. As now, no contributions have been made by the Company to the plan.

All PRC employees participate in employee social security plans, including pension and other welfare benefits, which are organized and administered by governmental authorities. We have no other substantial commitments to employees. The premiums and welfare benefit contributions that should be borne by our Company are calculated in accordance with relevant PRC regulations, and are paid to the labor and social welfare authorities. Expenses recognized based on this plan were $335 thousand, $517 thousand, and $606 thousand for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company uses a measurement date of December 31, for the Defined Benefit Plan. The changes in projected benefit obligation, plan assets and details of the funded status of the Plan are as follows:

	December 31,
	2011	2012
	(in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$1,713	2,425
Service cost	-	-
Interest cost	33	50
Actuarial loss (gain)	679	(141)
Benefit obligation at end of year	2,425	2,334
Change in plan assets:
Fair value at beginning of year	2,176	2,305
Actual return on plan assets	27	24
Employer contribution	102	220
Fair value at end of year	2,305	2,549
Funded status	$(120)	215
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	$198	457
Accrued pension liabilities	(318)	(242)
Net amount recognized	$(120)	215

Amounts recognized in accumulated other comprehensive income was net actuarial loss of $668 thousand, $1,241 thousand and $1,008 thousand at December 31, 2010, 2011 and 2012, respectively.

The accumulated benefit obligation for the Defined Benefit Plan was $687 thousand and $887 thousand at December 31, 2011 and 2012, respectively. As of December 31, 2011 and 2012, no employee was eligible for retirement or was required to retire.

For the years ended December 31, 2010, 2011 and 2012, the net periodic pension cost consisted of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Service cost	$-	-	-
Interest cost	29	33	50
Expected return on plan assets	(43)	(44)	(48)
Net amortization	27	36	69
Net periodic pension cost	$13	25	71

The net actuarial loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2013 is $57 thousand.

At December 31, 2011 and 2012, the weighted-average assumptions used in computing the benefit obligation are as follows:

	December 31,
	2011	2012

Discount rate	2.00%	1.75%
Rate of increase in compensation levels	5.00%	4.00%

For the years ended December 31, 2010, 2011 and 2012, the weighted average assumptions used in computing net periodic benefit cost are as follows:

	Year Ended December 31,
	2010	2011	2012
	Whole

Discount rate	2.00%	2.00%	1.75%
Rate of increase in compensation levels	4.00%	5.00%	4.00%
Expected long-term rate of return on pension assets	2.00%	2.00%	1.75%

Management determines the discount rate and expected long-term rate of return on plan assets based on the yields of twenty year ROC central government bonds which is in line with the respective employees remaining service period and the historical long-term rate of return on the above mentioned Fund mandated by the ROC Labor Standard Law.

The benefits expected to be paid from the defined benefit pension plan is $33 thousand in 2017 and $220 thousand from 2018 to 2022, and no benefits payments to be paid during the years from 2013 to 2016.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 15. Share-Based Compensation

The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Cost of revenues	$240	124	176
Research and development	8,803	5,062	5,625
General and administrative	1,525	872	1,191
Sales and marketing	1,613	1,005	1,230
Total compensation recognized in income	$12,181	7,063	8,222
Income tax benefit	$2,127	818	1,886

(a)	Long-term Incentive Plan

On October 25, 2005, the Company’s shareholders approved a long-term incentive plan. The plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company. The 2005 plan was terminated in October 2010.

On September 26, 2007, the Company’s compensation committee made grants of 6,694,411 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 54.55% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $14,426 thousand, a subsequent 15.15% that vested on each of September 30, 2008, 2009 and 2010 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 29, 2008, the Company’s compensation committee made grants of 7,108,675 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 60.64% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $12,714 thousand, a subsequent 13.12% will vest on each of September 30, 2009, 2010 and 2011 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2009, the Company’s compensation committee made grants of 3,577,686 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 55.96% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,508 thousand, a subsequent 14.68% will vest on each of September 30, 2010, 2011 and 2012 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2010, the Company’s compensation committee made grants of 3,488,952 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 68.11% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $5,870 thousand, a subsequent 10.63% will vest on each of September 30, 2011, 2012 and 2013 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 7, 2011, the Company’s shareholders approved another long-term incentive plan. The 2011 plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company.

On September 28, 2011, the Company’s compensation committee made grants of 2,727,278 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $2,873 thousand, a subsequent 0.88% will vest on each of September 30, 2012, 2013 and 2014 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2012, the Company’s compensation committee made grants of 5,522,279 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 58.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,286 thousand, a subsequent 13.88% will vest on each of September 30, 2013, 2014 and 2015 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

The amount of compensation expense from the long-term incentive plan was determined based on the estimated fair value and the market price of ADS (one ADS represents two ordinary shares) underlying the RSUs granted on the date of grant, which were $3.95 per ADS, $2.95 per ADS, $3.25 per ADS, $2.47 per ADS, $1.1 per ADS and $1.95 per ADS on September 26, 2007, September 29, 2008, September 28, 2009, September 28, 2010, September 28, 2011 and September 26, 2012, respectively.

In December 2007, due to the carve-out of television semiconductor solutions business to incorporate Himax Media Solutions, Inc. (“Himax Media Solution”, a consolidated subsidiary), 145 employees were transferred from Himax Taiwan to Himax Media Solutions. 361,046 units of these employees’ unvested RSUs were cancelled in exchange for 3,416,714 non-vested shares of Himax Media Solutions’ ordinary share. See Note 15 (b)(ii) for further details of the modification of award.

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of Underlying Shares for RSUs	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	3,837,752	$3.23
Granted	3,488,952	2.47
Vested	(4,145,854)	2.84
Forfeited	(492,468)	3.10
Balance at December 31, 2010	2,688,382	2.87
Granted	2,727,278	1.10
Vested	(4,096,965)	1.74
Forfeited	(146,307)	2.87
Balance at December 31, 2011	1,172,388	2.68
Granted	5,522,279	1.95
Vested	(3,879,959)	2.10
Forfeited	(177,253)	2.81
Balance at December 31, 2012	2,637,455	1.99

As of December 31, 2012, the total compensation cost related to the unvested RSUs not yet recognized was $3,617 thousand. The weighted-average period over which it is expected to be recognized is 2.51 years.

As of December 31, 2012, the 290,524 and 2,346,931 unvested RSUs were outstanding under 2005 plan and 2011 plan, respectively.

In 2011, the Company settled RSUs releases with newly issued shares of ordinary shares were 2,971,212 shares. In 2012, the Company settled RSUs release with shares buyback were 1,312,844 shares.

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Cost of revenues	$240	124	176
Research and development	8,153	4,790	5,605
General and administrative	1,505	863	1,184
Sales and marketing	1,587	996	1,230
Total compensation from RSUs	$11,485	6,773	8,195
Income tax benefit	$2,127	818	1,886

(b)	Non-vested Shares Issued to Employees

(i)	During September 2007 to December 2010, Himax Imaging Inc. (“Imaging Cayman”, a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share. The shares vest over four years after the grant date. If employees leave Himax Imaging before completing the four year service period, they would sell these shares back to Himax Imaging at their original purchase price. On January 1, 2011, 5,346,777 unvested ordinary shares of Imaging Cayman were cancelled in exchange for 1,939,490 unvested ordinary shares of Himax Imaging Ltd. (“Imaging Taiwan”, a consolidated subsidiary) by per ordinary share of Imaging Cayman in exchange for 0.36274 ordinary share of Imaging Taiwan. The plan will continue to vest according to the original vesting schedule. In 2010, Company recognized compensation expenses of $355 thousand with the fair value of shares of Imaging Cayman on grant date based on the then most recent price of new shares issued, which was US$0.33 per share.

During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwan’s ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share. The shares vest over one year or three years after the grant date. If employees leave Himax Imaging before completing the service period, Himax Imaging should have the option to buy the vested shares back or not at employees’ original purchase price. In 2011 and 2012, the Company recognized compensation expenses of $71 thousand and $14 thousand, respectively, which were determined based on the estimated fair value of the ordinary shares of Imaging Taiwan on the date of grant, which was NT$21 (US$0.72) per share. Such compensation expense was recorded as research and development expenses, general and administrative expense and sales and marketing expense in the accompanying consolidated statements of income with a corresponding increase to noncontrolling interests in the accompanying consolidated balance sheets. The fair value of ordinary shares was determined based on a third-party valuation conducted by an independent third-party appraiser.

Non-vested share activity of this award for Imaging Cayman during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	5,648,889	$0.33
Granted	1,380,000	0.33
Vested	(868,390)	0.33
Forfeited	(813,722)	0.33
Balance at December 31, 2010	5,346,777	0.33
Cancelled	(5,346,777)	0.33
Balance at December 31, 2011	-	-

Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2011	1,939,490	$0.72
Granted	567,689	0.72
Vested	(601,129)	0.72
Forfeited	(28,971)	0.72
Balance at December 31, 2011	1,877,079	0.72
Vested	(699,967)	0.72
Forfeited	(821,365)	0.72
Balance at December 31, 2012	355,747	0.72

As of December 31, 2012, the total compensation cost related to this award not yet recognized was $12 thousand. The weighted-average period over which it is expected to be recognized is 0.45 years.

(ii)	As stated in Note 15 (a) above, in December 2007, Himax Media Solutions granted 3,416,714 non-vested shares of its ordinary shares to 145 employees transferred from Himax Taiwan to exchange for 361,046 units of these employees’ unvested RSUs. The modification of equity award incurred an incremental compensation cost of $148 thousand for the excess of the fair value of the modified award issued over the fair value of the original unvested RSUs at the date of modification. The Company then added incremental compensation cost to the remaining unrecognized compensation cost of the original award at the date of modification and the total compensation cost are recognized as compensation expenses ratably over the requisite service period of the modified award.

The fair value of the original unvested RSUs was determined based on the average market price of the Company’s ordinary shares underlying the RSU at the modification dates occurred during the period from November 12, 2007 to November 16, 2007. The fair value of Himax Media Solutions’ non-vested shares at the modification date was determined based on the then most recent price of Himax Media Solutions’ new shares issued to unrelated third parties, which was NT$15 (US$0.464) per share.

The vesting schedule for the non-vested shares is as follows: 50% will vest on June 20, 2009 and the remaining 50% will vest on December 20, 2010. The Company recognized compensation expenses of $161 thousand in 2010. Such compensation expense was recorded as sales and marketing expense and research and development expenses in the accompanying consolidated statements of income.

Non-vested share activity of this award during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	1,121,000	$0.464
Vested	(988,000)	0.464
Forfeited	(133,000)	0.464
Balance at December 31, 2010	-	-

As of December 31, 2010, the total compensation cost related to this award has been fully recognized.

(c)	Employee stock options

(i)	On December 20, 2007 and October 20, 2009, board of directors of Himax Media Solutions approved two plans, the 2007 plan and the 2009 plan, respectively, to grant stock options to certain employees. These two plans authorize grants to purchase up to 6,800,000 shares and 2,300,000 shares, respectively, of Himax Media Solutions’ authorized but unissued ordinary shares. The exercise price was NT$15 (US$0.464) and NT$10 (US$0.311), respectively.

On November 29, 2011, Himax Media Solutions’ general shareholders’ meeting approved a capital reduction plan to offset its loss by a ratio of 75% and effected on December 12, 2011. Concurrently with the capital reduction plan, the exercise price was changed to NT$60(US$1.856) and NT$40(US$1.244), respectively.

All options under these plans have four-year vesting period, 50%, 25% and 25% of each grant will be vested subsequent to the second, third and fourth anniversary of the grant date, respectively. The Company recognized compensation expenses of $180 thousand, $219 thousand and $13 thousand in 2010, 2011 and 2012, respectively. Such compensation expense was recorded as sales and marketing expense, general and administrative expense and research and development expenses in the accompanying consolidated statements of income.

At December 31, 2012, there was 1,000 additional shares available for Himax Media Solutions’ grant under 2009 plan. The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Himax Media Solutions uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Himax Media Solutions’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007	2009
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Numbers of shares and related data have been retroactively adjusted to reflect the effect of Himax Media Solutions’ capital reduction. A summary of stock options activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2010	1,693,250	$1.664	2.826
Granted	-	-
Exercised	-	-
Forfeited	(249,375)	1.680
Balance at December 31, 2010	1,443,875	1.660	2.452
Granted	444,500	1.834
Exercised	-	-
Forfeited	(346,813)	1.717
Balance at December 31, 2011	1,541,562	1.696	1.803
Granted	9,750	1.856
Exercised	-	-
Forfeited	(372,187)	1.721
Balance at December 31, 2012	1,179,125	1.690	0.803
Exercisable at December 31, 2012	1,101,938	1.721

The weighted average grant date calculated value of the options granted in 2007 and 2009 were NT$21.6608 (US$0.672) and NT$5.2 (US$0.160), respectively.

(ii)	On July 1, 2012, board of directors of Imaging Cayman approved a plan to grant stock options to certain employees. The plan authorizes grants to purchase up to 2,000,000 shares of Imaging Taiwan’ issued ordinary shares held by Imaging Cayman. The exercise price was NT$30 (US$1.004).

All options under this plan have four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. Because the exercise price of the option is higher than the estimated fair value of Imaging Taiwan at the date of grant, the calculated value of each option award estimated using the Black-Scholes option-pricing model was nil.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Imaging Cayman uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Imaging Taiwan’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rate of 3 years ROC central government bond at the time of grant.

2012
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	43.29%
Expected term (years)	3.125
Risk-free interest rate	0.87%

Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2012	-	$-
Granted	1,115,000	1.004
Exercised	-	-
Forfeited	(65,000)	1.004
Balance at December 31, 2012	1,050,000	1.004	3.5

Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 16.	Equity

(a)	Share capital

In accordance with the Company’s board of director’s resolution on November 14, 2008, the Company authorized another new share buyback program. The program allows the Company to repurchase up to $50 million of the Company’s ADSs for retirement. The Company repurchased 2,369,091 ADSs, 13,125,251 ADSs and 3,854,026 ADSs in 2008, 2009 and 2010, respectively, from open market. In total, the Company has repurchased $50 million or 19,348,368 ADSs in the open market at an average price of US$2.58 per ADS.

In accordance with the Company’s board of director’s resolution on June 20, 2011, the Company authorized another new share buyback program. The program allows the Company to repurchase up to $25 million of the Company’s ADSs.

In April 2011, the Companies Law of the Cayman Islands was amended to permit treasury shares if so approved by the board and to the extent that the articles do not prohibit treasury shares. Therefore, the Company would hold the treasury shares not been cancelled used for settle future employees awards.

The Company repurchased $13.4 million or 9,488,656 ADSs in the open market at an average price of US$1.41 per ADS as of December 31, 2012. Among which, 8,774,987 ADSs was held by the Company as of December 31, 2012.

(b)	Earnings distribution

As a holding company, the major asset of the Company is the 100% ownership interest in Himax Taiwan. Dividends received from the Company’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law. The ability of the Company’s subsidiaries to pay dividends, repay intercompany loans from the Company or make other distributions to the Company may be restricted by the availability of funds, the terms of various credit arrangements entered into by the Company’s subsidiaries, as well as statutory and other legal restrictions. The Company’s subsidiaries in Taiwan are generally not permitted to distribute dividends or to make any other distributions to shareholders for any year in which it did not have either earnings or retained earnings (excluding reserve). In addition, before distributing a dividend to shareholders following the end of a fiscal year, a Taiwan company must recover any past losses, pay all outstanding taxes and set aside 10% of its annual net income (less prior years’ losses and outstanding taxes) as a legal reserve until the accumulated legal reserve equals its paid-in capital, and may set aside a special reserve.

The accumulated legal and special reserve provided by Himax Taiwan as of December 31, 2011 and 2012 amounting to $47,297 thousand and $50,750 thousand, respectively.

Comprehensive Income	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 17. Comprehensive Income

The components of accumulated other comprehensive loss, net of tax, are as follows:

	Foreign currency items	Unrealized gains/ (losses) on securities	Defined Benefit pension plan	Accumulated other comprehensive income

Beginning balance, January 1, 2011	$610	1,236	(642)	1,204
Net current period change	128	(283)	(546)	(701)
Reclassification adjustments:
for gains (losses) reclassified into income	-	(337)	-	(337)
Ending balance, December 31, 2011	$738	616	(1,188)	166
Beginning balance, January 1, 2012	$738	616	(1,188)	166
Net current period change	52	59	234	345
Reclassification adjustments for gains (losses) reclassified into income	-	(648)	-	(648)
Ending balance, December 31, 2012	$790	27	(954)	(137)

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 18. Income Taxes

Substantially all of the Company’s earnings from continuing operations before income taxes is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense (benefit) attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculated income tax in accordance with local tax law and regulations.

The statutory tax rate applicable to the subsidiaries which located in the Republic of China is 17% in 2010, 2011 and 2012. An additional 10% corporate income tax is assessed on undistributed income for the entities in the ROC, but only to the extent such income is not distributed or set aside as legal reserve before the end of the following year. The 10% surtax is recorded in the period the income is earned, and the reduction in the surtax liability is recognized in the period the distribution to shareholders or the setting aside of legal reserve is finalized in the following year.

In accordance with the ROC Statute for Upgrading Industries, Himax Taiwan’s capital increase in 2003 and 2004 and Himax Semiconductor’s newly incorporated investment in 2004 related to the manufacturing of newly designed TFT-LCD driver was approved by the government authorities as a newly emerging, important and strategic industry. Besides, Himax Taiwan’s capital increase in 2009 related to the electronic parts and components manufacturing was approved by the government authorities. The incremental income derived from selling the above new product is tax exempt for a period of five years, however, there is limit tax exemption $15,972 thousand (NT$463,823 thousand) for the tax exemption in 2009.

The Company is entitled to the following tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
October 29, 2003	January 1, 2006-December 31, 2010
September 20, 2004	January 1, 2008-December 31, 2012
November 12, 2009	January 1, 2013-December 31, 2017
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013

Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Taiwan operations	42,550	22,370	73,461
Cayman operations	$(7,535)	(7,038)	(7,395)
US operations	(55)	151	(1,597)
China operations	157	1,293	1,388
Korea operations	177	32	29
	$35,294	16,808	65,886

The components of the income tax expense (benefit) attributable to income from continuing operations before taxes for the years ended December 31, 2010, 2011 and 2012 consist of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$(54)	(2,842)	755
Taiwan operations – 10% of surtax	1,643	3,424	5,277

US operations	33	104	162
China operations	112	120	699
Korea operations	12	5	3
Others	1	-	1
Total current	1,747	811	6,897

Deferred:
Taiwan operations - based on statutory tax rate of 17%	4,824	6,468	9,789
Taiwan operations – 10% of surtax	(306)	(143)	(29)
US operations	(30)	5	(998)
China operations	(15)	162	89
Korea operations	8	(2)	-
Others	-	-	-
Total deferred	4,481	6,490	8,851
Income tax expense	$6,228	7,301	15,748

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$(13,141)	1,085	9,981
Adjustments to deferred tax assets and liabilities for changes in enacted tax laws and rates	3,144	(1)	-
Tax benefits of operating loss carryforwards	-	-	(1,130)
Increase in the beginning-of-the-year balance of the valuation allowance for deferred tax assets	14,478	5,406	-
	$4,481	6,490	8,851

The applicable combined tax rate of 23.85% for an aggregate calculation of 17% expected income tax and 10% undistributed earning surtax in 2010, 2011 and 2012.

The expected tax is computed based on the 17% rate only and the separate item of 10% undistributed earnings surtax is immediately following the expected tax in the rate reconciliation.

The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% to pretax income and the actual income tax expense as reported in the accompanying consolidated statements of income for the years ended December 31, 2010, 2011 and 2012 are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Expected income tax expense	$6,000	2,857	11,201
Tax on undistributed retained earnings	1,643	3,424	5,277
Tax-exempted income	(3,567)	(836)	(2,921)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(639)	(164)	(571)
Adjustment to deferred tax assets and liabilities for enacted change in tax laws and rates	3,144	(1)	-
Realized tax losses on investments in subsidiaries due to capital reclassification to offset the accumulated deficit	-	(1,821)	(6,157)
Increase in investment tax credits	(3,870)	(3,533)	(1,210)
Expired investment tax credits	183	1,841	5,302
Increase in deferred tax asset valuation allowance	12,408	6,823	6,319
Non-deductible share-based compensation expenses	178	589	53
Provision for uncertain tax position in connection with share-based compensation expenses	133	-	-
Changes in unrecognized tax benefits related to prior year uncertain tax positions, net of its impact to tax-exempted income	(2,295)	(6,759)	658
Tax effect resulting from foreign currency matters	(9,086)	3,160	(3,607)
Foreign tax rate differential	1,320	1,350	1,415
Variance from audits of prior years’ income tax filings	1,205	476	40
Others	(529)	(105)	(51)
Actual income tax expense	$6,228	7,301	15,748

The basic and diluted earnings per ordinary share effect resulting from the income tax exemption for the years ended December 31, 2010, 2011 and 2012, is a $0.01, nil and $0.01, increase to earnings per ordinary share, respectively.

The total income tax expense for the years ended December 31, 2010, 2011 and 2012 was allocated as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Income from continuing operations	$6,228	7,301	15,748
Other comprehensive gain (loss)	(54)	(125)	8
Total income tax expense	$6,174	7,176	15,756

As of December 31, 2011 and 2012, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2011	2012
	(in thousands)
Deferred tax assets:
Inventory	$4,219	5,538
Allowance for doubtful accounts	2,303	2,270
Unused investment tax credits	39,393	22,835
Unused loss carry-forward	20,919	26,388
Other	987	1,992
Total gross deferred tax assets	67,821	59,023
Less: valuation allowance	(35,241)	(36,341)
Net deferred tax assets	32,580	22,682
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,112)	-
Prepaid pension cost	(361)	(401)
Acquired intangible assets	(1,041)	(3,015)
Other	(36)	(78)
Total gross deferred tax liabilities	(3,550)	(3,494)
Net deferred tax assets	$29,030	19,188

As of December 31, 2012, the Company has not provided for income taxes on the undistributed earnings of approximately $536,452 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

The valuation allowance for deferred tax assets as of January 1, 2010, 2011 and 2012 was $28,428 thousand, $42,906 thousand and $35,241 thousand, respectively. The net change in the valuation allowance for the years ended December 31, 2010, 2011 and 2012, was an increase of $14,478 thousand, a decrease of $7,665 thousand and an increase of $1,100 thousand, respectively.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss and tax credit carryforwards are available to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the deferred tax assets, net of the valuation allowance at December 31, 2012. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

Each entity within the Company files separate standalone income tax return. Except for Himax Taiwan, Himax Korea, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp., most of other subsidiaries of the Company have generated tax losses since their inception, therefore, a valuation allowance of $31,905 thousand and $30,541 thousand as of December 31, 2011 and 2012, respectively, were provided to reduce their deferred tax assets (consisting primarily of operating loss carry-forward and unused investment tax credits) to zero because management believes it is unlikely that these tax benefits will be realized.

In addition, a valuation allowance of $3,336 thousands and $5,800 thousands as of December 31, 2011 and 2012, respectively, was provided to reduce Himax Taiwan’s deferred tax assets related to unused investment tax credits.

As ROC Income Tax Acts has been amended in January 2009, the tax loss carry-forward in the preceding ten years would be deducted from tax income for Taiwan operations. That amendment is effective for the Company beginning 2009 and extends the period of tax loss carry-forward for certain subsidiaries.

As of December 31, 2012, the Company’s unused operating loss carryforwards were as follows:

	Deductible amount	Tax effect	Expiration year
	(in thousands)

Taiwan operations	$138,080	$23,481	2014~2022
China operations	1,807	298	2016~2020
US operations	6,236	2,609	2024~2032
		$26,388

According to the ROC Statute for Upgrading Industries, which expired on December 31, 2009, the purchase of machinery for the automation of production, expenditure for research and development and training of professional personnel, each occurring before December 31, 2009, entitles the Company to tax credits. These credits may be applied over a period of five years. The amount of the credit that may be applied in any year, except the final year, is limited to 50% of the income tax payable for that year. There is no limitation on the utilization of the amount of investment tax credit to offset the income tax payable in the final year. Also, investments in shares originally issued by ROC domestic companies that are newly emerging, important and strategic industries, entitles the Company after a three year holding period to a tax credit of twenty percent of the price paid for the acquisition of such shares. The credit also may be applied over a period of five years.

On May 12, 2010, the Statute for Industrial Innovation was promulgated in the ROC, which became effective on the same date except for the provision relating to tax incentives which went into effect retroactively on January 1, 2010. The Statute for Industrial Innovation entitles companies to investment tax credits for research and development expenses related to innovation activities but limits the amount of investment tax credit to only up to 15% of the total research and development expenditure for the current year, subject to a cap of 30% of the income tax payable for the current year. Moreover, any unused investment tax credits provided under the Statute for Industrial Innovation can not be carried forward.

As of December 31, 2012, all of the Company’s unused investment tax credits were as follows:

	Tax effect (in thousands)	Expiration year

Taiwan operations	$22,333	2013~2016
US operations	502	2020~2027
	$22,835

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2010	2011	2012
	(in thousands)

Balance at beginning of year	$8,450	6,892	128
Increase related to prior year tax positions	-	-	658
Decrease related to prior year tax positions	(2,295)	(6,759)	-
Increase related to current year tax positions	133	-	-
Effect of exchange rate change	604	(5)	5
Balance at end of year	$6,892	128	791

Included in the balance of total unrecognized tax benefits at December 31, 2011 and 2012, are potential benefits of $128 thousand and $791 thousand, respectively that if recognized, would reduce the Company’s effective tax rate. No interest and penalties related to unrecognized tax benefits were recorded by the Company for the years ended December 31, 2010, 2011 and 2012. The Company’s major taxing jurisdiction is Taiwan. Except for Himax Taiwan and Himax Semiconductor, all other Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2010. The tax year of 2010 and 2011 for Himax Taiwan and Himax Semiconductor and tax year of 2011 for other Taiwan subsidiaries are opening to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company's unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2012.

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 19. Fair Value Measurement

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2011 and 2012:

	Fair Value Measurements at December 31, 2011 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$72,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	165	-
Investment securities available-for-sale:
Corporate straight bonds	-	-	5,080
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months	44,000	-	-
Other assets:
Embedded conversion option	-	-	174
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,266	-
Total	$116,000	1,431	5,254
Liabilities:
Short-term debt	$-	84,200	-
Total	$-	84,200	-

	Fair Value Measurements at December 31, 2012 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$45,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	172	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,273	-
Total	$45,000	1,445	-
Liabilities:
Short-term debt	$-	73,000	-
Total	$-	73,000	-

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012 and the associated losses recognized in 2012 (nil in 2011):

	Fair Value Measurements at reporting Date Using
	December 31, 2012	Level 1	Level 2	Level 3	For the Year Ended December 31, 2012 Impairment loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$477	-	-	477	238

The Company reviews the carrying values of financial assets carried at cost when impairment indicators are present. For such financial assets that do not have a quoted market price, management of the Company reviews the current operating performance of the investee based on evaluation of the latest available financial statements, as well as changes in the industry and market prospects based on publicly available information. The impairment charge recognized in 2012 for the investment in eTurbo Touch Technology Inc was determined based on the difference between the Company’s carrying value and the proportionate equity interest in the net book value of investee at year end (which was managements best estimate of the amount to be realized from this investment).

Non-financial assets such as goodwill, intangible assets, and property, plant, and equipment are measured at fair value only when an impairment loss is recognized. No such impairments were recognized in 2010, 2011 and 2012. As stated in Note 2 (h) “Summary of Significant Accounting Policy”-“Goodwill”, for Driver IC reporting unit in 2011 and 2012, the discounted cash flow (DCF) method is used by management in applying the income approach to determine the fair value of each of the Company’s reporting units. Significant assumptions inherent in the valuation method for goodwill are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates.

The Company performed the fair value measurement, which is categorized in Level 3 as part of the step 1 of the goodwill impairment test, for the Driver IC reporting unit. The Company used a discount rate based on the weighted average cost of capital, which were 23.0% and 21.3% for Driver IC reporting unit as of October 31, 2011 and 2012, respectively, and long-term growth rate were (8)% and 1.1% for Driver IC reporting unit as of October 31, 2011 and 2012, respectively.

Management determined that the fair values of Driver IC reporting unit were approximately $367.4 million and $571.9 million, which exceeded its carrying amount by 7.6% and 54.3%, at October 31, 2011 and 2012, respectively. Therefore, management concluded that goodwill was not impaired and step 2 of the two-step goodwill impairment test was unnecessary.

There were no transfers between Level 1 and Level 2 of fair value hierarchy and no transfers into or out of Level 3 financial instruments during the year ended December 31, 2011 and 2012.

The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2011:

	Corporate straight bonds	Derivatives- Conversion option	Total
	(in thousands)
Balance at January 1, 2011	$5,196	1,004	6,200
Total unrealized gains (losses) included in earnings	67	(830)	(763)
Total unrealized losses included in other comprehensive income, net	(183)	-	(183)
Balance at December 31, 2011	$5,080	174	5,254
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	$67	(830)	(763)

The Company estimated the fair value for corporate straight bond and conversion option based on an external expert’s valuation report. The calculated fair values are estimated by using Binomial Model. The measure is based on significant inputs that are not observable in the market, which are Level 3 inputs. Key valuation assumptions include (a) a discount rate of 1.4532% at December 31, 2011, which are based on risk-free rates plus issuer’s risk premium for the expected terms. The risk-free rate of 0.9139% applied for the expected terms of 3.6 years at December 31, 2011, was derived from the yield rate of 2 years and 5 years ROC central government bond at the reporting date. The investee’s risk premium of 0.54% at December 31, 2011, that is based on the risk premium of the unsecured bank loan of the peer; (b) an expected volatility of 40.78% at December 31, 2011, was used in the valuation of conversion option, which are based on the average historical volatility of the issuer’s publicly traded shares.

Significant Concentrations	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

Note 20. Significant Concentrations

Financial instruments that currently subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, marketable securities and accounts receivable. The Company places its cash primarily in checking and saving accounts with reputable financial institutions. The Company has not experienced any material losses on deposits of the Company’s cash and cash equivalents. Marketable securities consist of time deposits with original maturities of greater than three months, corporate convertible bond and investments in open-ended bond fund identified to fund current operations.

The Company derived substantially all of its revenues from sales of display drivers that are incorporated into TFT-LCD panels. The TFT-LCD panel industry is intensely competitive and is vulnerable to cyclical market conditions and subject to price fluctuations. Management expects the Company to be substantially dependent on sales to the TFT-LCD panel industry for the foreseeable future.

The Company depends on two customers for majority of its revenues and the loss of, or a significant reduction in orders would significantly reduce the Company’s revenues and adversely impact the Company’s operating results. The largest customer, CMO and its affiliates, which is a related party to the Company. In November 2009, CMO, Innolux Display Corporation, and TPO Displays Corporation agreed to conduct a merger of the three companies. The merger transaction was completed on March 18, 2010. Innolux is the surviving entity following the merger and is renamed Chimei Innolux Corporation, or CMI. Later, CMI is renamed as Innolux Corporation on January 1, 2013. CMO/CMI and its affiliates accounted for approximately 52.2%, 40.8% and 34.2%, respectively, of the Company’s revenues in 2010, 2011 and 2012, and represented more than 10% of the Company’s total accounts receivable balance at December 31, 2011 and 2012. CMI and its affiliates accounted for approximately 44.1% and 35.1% of the Company’s total accounts receivable balance at December 31, 2011 and 2012, respectively. The other customer, customer A and its affiliates, accounted for approximately 0.2%, 5.7% and 11.7%, respectively, of the Company’s revenues in 2010, 2011 and 2012, and represented more than 10% of the Company’s total accounts receivable balance at December 31, 2011 and 2012. Customer A and its affiliates accounted for approximately 10.3% and 14.0% of the Company’s total accounts receivable balance at December 31, 2011 and 2012, respectively. In addition, the Company had accounts receivable of $15.2 million outstanding from SVA-NEC as of December 31, 2011 and 2012. Since second half of 2008, SVA-NEC has delayed paying a large portion of its outstanding accounts receivable. Due to the increasing concern about SVA-NEC’s financial condition, the Company recognized a provision for doubtful accounts receivable of $25.3 million for the year ended December 31, 2008. Afterwards, the Company recovered $8.6 million and $1.5 million in cash from SVA-NEC in October 2010 and March 2011, respectively. The allowance for doubtful accounts for SVA-NEC’s accounts receivable is $15.2 million as of December 31, 2011 and 2012. The Company has at times agreed to extend the payment terms for certain of its customers. Other customers have also requested extension of payment terms, and the Company may grant such requests for extension in the future. As a result, a default by any such customer, a prolonged delay in the payment of accounts receivable, or the extension of payment terms for the Company’s customers would adversely affect the Company’s cash flow, liquidity and operating results. Management performs ongoing credit evaluations of each customer and adjusts credit policy based upon payment history and the customer’s credit worthiness, as determined by the review of their current credit information. See Notes 21 and 22 for additional information.

The Company focuses on design, development and marketing of its products and outsources all its semiconductor fabrication, assembly and test. The Company primarily depends on nine foundries to manufacture its wafer, and any failure to obtain sufficient foundry capacity or loss of any of the foundries it uses could significantly delay the Company’s ability to ship its products, cause the Company to lose revenues and damage the Company’s customer relationships.

There are a limited number of companies which supply processed tape used to manufacture the Company’s semiconductor products and therefore, from time to time, shortage of such processed tape may occur. If any of the Company’s suppliers experience difficulties in delivering processed tape used in its products, the Company may not be able to locate alternative sources in a timely manner. Moreover, if shortages of processed tape were to occur, the Company may incur additional costs or be unable to ship its products to customers in a timely manner, which could harm the Company’s business customer relationships and negatively impact its earnings.

A limited number of third-party assembly and testing houses assemble and test substantially all of the Company’s current products. As a result, the Company does not directly control its product delivery schedule, assembly and testing costs and quality assurance and control. If any of these assembly and testing houses experiences capacity constraints or financial difficulties, or suffers any damage to its facilities, or if there is any other disruption of its assembly and testing capacity, the Company may not be able to obtain alternative assembly and testing services in a timely manner. Because the amount of time the Company usually takes to qualify assembly and testing houses, the Company could experience significant delays in product shipments if it is required to find alternative sources. Any problems that the Company may encounter with the delivery, quality or cost of its products could damage the Company’s reputation and result in a loss of customers and orders.

Related-party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 21. Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Chimei Innolux Corporation (CMI)	Principal Owner (1)

Chi Mei Optoelectronics Corp. (CMO)	The Company’s Chairman represented on CMO’s Board of Directors ,expired on March 18, 2010(1)

Chi Mei Optoelectronics Japan, Co., Ltd. (CMO-Japan)	Wholly owned subsidiary of CMI (2)

NEXGEN Mediatech Inc. (NEXGEN)	The Company’s Chairman represented on NEXGEN’s Board of Directors, not included as related party since July 2011

Chi Lin Technology Co., Ltd. (Chi Lin Tech)	The Company’s Chairman represented on Chi Lin Tech’s Board of Directors, not included as related party since May 2011

NingBo Chi Mei Electronics Ltd. (CME-NingBo)	The subsidiary of CMI (2)

NingBo Chi Mei Optoelectronics Ltd. (CMO-NingBo)	The subsidiary of CMI (2)

NanHai Chi Mei Optoelectronics Ltd. (CMO- NanHai)	The subsidiary of CMI (2)

Name of related parties	Relationship

Chi Mei Logistics Corp. (CMLC)	The subsidiary of CMI (2), not included as related party since July 2011.

NingBo Chi Mei Logistics Corp. (CMLC-NingBo)	The subsidiary of CMI (2)

Foshan Chi Mei Logistics Ltd. (CMLC-Foshan)	The subsidiary of CMI (2)

Dongguan Chi Hsin Electronics Co., Ltd. (Chi Hsin-Dongguan)	The subsidiary of CMI (2)

NingBo ChiHsin Electronics Ltd. (Chi Hsin-NingBo)	The subsidiary of CMI (2)

Fulintec Science Engineering Co., Ltd. (Fulintec)	The subsidiary of CMI (2), not included as related party since May 2011

ShenZhen Nexgen Trading Co., Ltd. (ShenZhen Nexgen)	The subsidiary of NEXGEN, not included as related party since July 2011

TPO Displays Japan K.K. (TPO Japan)	The subsidiary of CMI, as related party since March 18, 2010

TPO Displays Hong Kong Limited (TPO Hong Kong)	The subsidiary of CMI, as related party since March 18, 2010

TPO Displays (Shanghai) Ltd. (TPO Shanghai)	The subsidiary of CMI, as related party since March 18, 2010

TPO Displays (Nanjing) Ltd. (TPO-NJ)	The subsidiary of CMI, as related party since March 18, 2010

Lakers Trading Ltd. (Lakers)	The subsidiary of CMI, as related party since March 18, 2010

Ampower Technology Co., Ltd. (Ampower)	Related party in substance, not included as related party since March 18, 2010

Amlink (Shanghai) Ltd. (Amlink)	Related party in substance, not included as related party since March 18, 2010

Shinyoptics Corp. (Shinyoptics)	Equity method investee of the Company, not included as related party since October 1, 2010

Hangzhou Crystal Display Technology Co., Ltd. (Crystal)	Equity method investee of the Company, not included as related party since May 2011

(1)	CMO, Innolux Display Corporation, and TPO Displays Corporation agreed to conduct a merger of the three companies. The merger transaction was completed on March 18, 2010. Innolux is the surviving entity following the merger and is renamed Chimei Innolux Corporation, or CMI. On January 1, 2013, CMI changed its name as Innolux Corporation.

(2)	The entities are the subsidiary of CMO before March 18, 2010.

(b)	Significant transactions with related parties

(i)	Revenues and accounts receivable

Revenues from related parties are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

CMO- NingBo	$167,255	123,888	93,664
CMO- NanHai	51,821	41,241	63,375
CMI	56,770	55,629	56,221
CME- NingBo	8,592	18,889	21,673
Chi Hsin- NingBo	19,730	16,806	12,637
CMO	15,602	-	-
Others (individually below 5%)	18,854	1,780	4,404
	$338,624	258,233	251,974

A breakdown by product type for sales to CMO/CMI and its affiliates is summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Display driver for large-size applications	$297,146	210,137	190,963
Display driver for consumer electronics applications	27,189	29,316	40,582
Display driver for mobile handsets	10,170	14,454	14,748
Others	1,090	4,249	5,681
	$335,595	258,156	251,974

The sales prices with CMO/CMI and its affiliates are comparable to those offered to unrelated third parties.

The related accounts receivable resulting from the above sales as of December 31, 2011 and 2012, were as follows:

	December 31,
	2011	2012
	(in thousands)

CMO- NingBo	$33,981	31,421
CMI	17,690	17,319
CMO- NanHai	17,019	13,390
CME- NingBo	6,629	5,947
Chi Hsin- NingBo	4,038	3,210
Others (individually below 5%)	559	2,145
	79,916	73,432
Allowance for sales returns and discounts	(83)	(174)
	$79,833	73,258

The credit terms granted to CMI and its affiliates ranged from 30 days to 120 days, and the credit terms granted to other related parties ranged from 45 days to 90 days. The credit terms offered to unrelated third parties ranged from 15 days to 150 days.

(ii)	Property transactions

In 2010, the Company purchased equipment amounting to $71 thousand from Fulintec, respectively. The purchase transaction in 2010 had been full paid as of December 31, 2010.

(iii)	Lease

The Company entered into several lease contracts with CMO, CMI, CMLC, CMLC-NingBo, CMLC-Foshan and CMO-NanHai for leasing office space, facilities and inventory locations. For the years ended December 31, 2010, 2011 and 2012, the related rent and utility expenses resulting from the aforementioned transactions amounted to $1,119 thousand, $705 thousand and $828 thousand, respectively, and were recorded as cost of revenue and operating expenses in the accompanying consolidated statements of income. As of December 31, 2011 and 2012, the related payables resulting from the aforementioned transactions amounted to $326 thousand and $206 thousand, respectively, and were recorded as other accrued expenses in the accompanying consolidated balance sheets.

As of December 31, 2012, future minimum lease payments under non-cancelable operating leases with related parties are as follows:

Duration	Amount
(in thousands)

January 1, 2013~December 31, 2013	$195
January 1, 2014~December 31, 2014	187
January 1, 2015~December 31, 2015	187
January 1, 2016~December 31, 2016	187
January 1, 2017~December 31, 2017	187
After January 1, 2018	1,179
$2,122

(iv)	Others

In 2010, 2011 and 2012, the Company purchased consumable and miscellaneous items amounting to $449 thousand, $348 thousand and $31 thousand, respectively, from CMI, CMO-NanHai, CMLC-NingBo, Chi Lin Tech, NEXGEN, Fulintec and, which were charged to cost of revenues and operating expenses. As of December 31, 2011 and 2012, the related payables resulting from the aforementioned transactions were $9 thousand and nil, respectively.

In 2010, Chi Lin Tech provided IC bonding service on prototype panels for the Company’s research activities for a fee of $12 thousand, which was charged to research and development expense. The related process fee payables resulting from the aforementioned transactions had been full paid in 2010.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 22. Commitments and Contingencies

(a)	As of December 31, 2011, and 2012 the Company had entered into several contracts for the acquisition of equipment and computer software. Total contract prices amounted to $8,207 thousand and $15,126 thousand, respectively. As of December 31, 2011 and 2012, the remaining commitments were $2,387 thousand and $13,876 thousand, respectively.

(b)	The Company leases certain offices and buildings pursuant to operating lease arrangements with unrelated third parties. The lease arrangement will expire gradually from 2014 to 2017. As of December 31, 2011 and 2012, deposits paid amounted to $520 thousand and $683 thousand, respectively, and were recorded as refundable deposit in the accompanying consolidated balance sheets.

As of December 31, 2012, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2013~December 31, 2013	$1,703
January 1, 2014~December 31, 2014	771
January 1, 2015~December 31, 2015	235
January 1, 2016~December 31, 2016	113
January 1, 2017~December 31, 2017	65
$2,887

Rental expense for operating leases with unrelated third parties amounted to $1,229 thousand, $1,223 thousand and $1,812 thousand in 2010, 2011 and 2012, respectively.

(c)	The Company entered into several sales agent agreements, based on these agreements, the Company shall pay commissions at the rates ranging from 0.5% to 5% of the sales to customers in the specific territory or referred by agents as stipulated in these agreements.

(d)	In December 2011, the Company entered into a license agreement for the use of Crosstalk relevant technology for product development. In accordance with the agreement, the Company was required to pay an initial license fee based on the progress of the project development and a royalty based on shipments. In 2011 and 2012, no royalty was paid.

(e)	The Company from time to time is subject to claims regarding the proprietary use of certain technologies. Currently, management is not aware of any such claims that it believes could have a material adverse effect on the Company’s financial position or results of operations.

(f)	Since Himax Taiwan is not a listed company, it will depend on Himax Technologies, Inc. to meet its equity financing requirements in the future. Any capital contribution by Himax Technologies, Inc. to Himax Taiwan may require the approval of the relevant ROC authorities. The Company may not be able to obtain any such approval in the future in a timely manner, or at all. If Himax Taiwan is unable to receive the equity financing it requires, its ability to grow and fund its operations may be materially and adversely affected.

(g)	The Company has entered into several wafer fabrication or assembly and testing service arrangements with service providers. The Company may be obligated to make payments for purchase orders entered into pursuant to these arrangements. Contractual obligations resulted from above arrangements approximate $77,434 thousand and $121,010 thousand as of December 31, 2011 and 2012, respectively.

(h)	The Company is involved in various claims arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.

Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 23. Segment, Product and Geographic Information

	Year Ended December 31, 2010
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$590,057	52,635	642,692

Segment operating income (loss)	$54,815	(19,457)	35,358
Non operating loss, net			(64)
Consolidated earnings before income taxes			$35,294
Significant noncash item:
Share based compensation	$5,007	1,304	6,311
Depreciation and amortization	$10,074	3,552	13,626

	Year Ended December 31, 2011
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$552,456	80,565	633,021
Segment operating income (loss)	$38,401	(21,793)	16,608
Non operating income, net			200
Consolidated earnings before income taxes			$16,808
Significant noncash item:
Share Based Compensation	$2,820	1,370	4,190
Depreciation and amortization	$7,849	4,946	12,795

	Year Ended December 31, 2012
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$634,111	103,144	737,255
Segment operating income (loss)	$83,883	(16,823)	67,060
Non operating loss, net			(1,174)
Consolidated earnings before income taxes			$65,886
Significant noncash item:
Share Based Compensation	$1,612	324	1,936
Depreciation and amortization	$8,881	4,418	13,299

Revenues from the Company’s major product lines are summarized as follow:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Display drivers for large-size applications	$366,492	270,372	305,247
Display drivers for mobile handsets applications	119,623	169,248	177,175
Display drivers for consumer electronics applications	103,942	112,836	151,689
Others	52,635	80,565	103,144
	$642,692	633,021	737,255

The following tables summarize information pertaining to the Company’s revenues from customers in different geographic region (based on customer’s headquarter location):

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Taiwan	$492,687	395,228	356,793
China	112,845	209,216	334,433
Other Asia Pacific (Korea and Japan)	37,121	27,738	43,245
Europe (Europe and America)	39	839	2,784
	$642,692	633,021	737,255

The carrying values of the Company’s tangible long-lived assets are located in the following countries:

	December 31,
	2011	2012
	(in thousands)

Taiwan	$56,185	51,519
China	822	744
U.S.	132	330
Korea	11	16
	$57,150	52,609

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

CMO/CMI and its affiliates, a related party	$335,595	258,156	251,974
Customer A and its affiliates	1,516	35,908	86,069
	$337,111	294,064	338,043

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective periods, is summarized as follows:

	December 31,
	2011	2012
	(in thousands)

CMI and its affiliates, a related party	$79,916	73,432
Customer A and its affiliates	18,684	29,198
	$98,600	102,630

As of December 31, 2011 and 2012, allowance for doubtful accounts, sales returns and discounts for those accounts receivable was $178 thousand and $342 thousand, respectively.

Himax Technologies, Inc. (the Parent Company only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 24. Himax Technologies, Inc. (the Parent Company only)

As a holding company, dividends received from Himax Technologies, Inc.’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law as well as statutory and other legal restrictions.

The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2011	2012
	(in thousands)

Cash	$584	1,075
Other current assets	1,146	835
Investment in non-marketable securities	1,600	1,600
Investments in subsidiaries	628,528	627,792
Total assets	$631,858	631,302

Current liabilities	$3,921	176
Short-term debt	65,200	54,000
Debt borrowing from a subsidiary	169,300	149,183
Total equity	393,437	427,943
Total liabilities and equity	$631,858	631,302

Himax Technologies, Inc. had no guarantees as of December 31, 2011 and 2012.

Condensed Statements of Income

	Year ended December 31,
	2010	2011	2012
	(in thousands)

Revenues	$-	-	-
Costs and expenses	(1,210)	(548)	(695)
Operating loss	(1,210)	(548)	(695)
Equity in earnings from subsidiaries	36,427	13,433	54,929
Other non-operating loss	(2,010)	(2,179)	(2,637)
Earnings before income taxes	33,207	10,706	51,597
Income taxes expenses	(1)	-	(1)
Net Income	$33,206	10,706	51,596

Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2010		2011		2012

Net income	$-	33,206	-	10,706	-	51,596
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	1,511	-	(305)	-	59	-
Reclassification adjustment for realized losses (gains) included in net income	(296)	1,215	(350)	(655)	(648)	(589)
Foreign currency translation adjustments, not subject to income tax		210		128		50
Net unrecognized actuarial gain (loss), net of tax of $(54), $(125) and $8 in 2010, 2011 and 2012, respectively		(203)		(573)		233
Comprehensive income		$34,428		9,606		51,290

                   Condensed Statements of Cash Flows

	Year ended December 31,
	2010	2011	2012
	(in thousands)
Cash flows from operating activities:
Net income	$33,206	10,706	51,596
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings from subsidiaries	(36,427)	(13,433)	(54,929)
Changes in operating assets and liabilities:
Other current assets	1,543	(790)	311
Other current liabilities	(2,542)	1,767	1,637
Net cash used in operating activities	(4,220)	(1,750)	(1,385)
Cash flows from financing activities:
Distribution of cash dividends	(44,097)	(21,224)	(10,680)
Proceeds from borrowing of short-term debt	204,000	271,200	266,000
Repayment of short-term debt	(160,000)	(250,000)	(277,200)
Investment returned from subsidiaries	-	-	56,836
Proceeds from issue of RSUs from a subsidiary	4,370	1,634	1,306
Purchase of subsidiary shares from noncontrolling interests	-	(1,324)	-
Proceeds from (repayment of) debt from a subsidiary	11,000	6,300	(25,500)
Acquisitions of ordinary shares for retirement	(10,755)	(4,627)	(8,886)
Net cash provided by financing activities	4,518	1,959	1,876
Net increase in cash	298	209	491
Cash at beginning of year	77	375	584
Cash at end of year	$375	584	1,075

Supplemental disclosures of cash flow information:
Interest paid during the year	$156	353	264
Income taxes paid during the year	$1	-	1

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts and operations of the Himax Technologies, Inc. and its majority owned subsidiaries and entities that it has a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment and intangible assets; allowances for doubtful accounts and sales returns; the valuation of derivatives, deferred income tax assets, property, plant and equipment, inventory, share-based compensation, the fair value of acquired tangible and intangible assets, potential impairment of intangible assets, goodwill, marketable securities and other investment securities and liabilities for employee benefit obligations, and income tax uncertainties and other contingencies. Management bases its estimates on historical experience and also on assumptions that it believes are reasonable. Management assesses these estimates on a regular basis; however, actual results could differ materially from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
(c)	Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less at the time of purchase to be cash equivalents. As of December 31, 2011 and 2012, the Company had $72,000 thousand and $45,000 thousand of cash equivalents, respectively, in US dollar denominated time deposits with original maturities of less than three months. As of December 31, 2011 and 2012, cash, including time deposits in the amount of $84,200 thousand and $73,000 thousand, respectively, had been pledged as collateral for short term debts which would be released within one year and are therefore excluded from cash and cash equivalents for purposes of the consolidated statements of cash flows.

Investment, Policy [Policy Text Block]
(d)	Investment Securities

Investment securities as of December 31, 2011 and 2012 consist of investments in marketable securities, investments in non-marketable equity securities and corporate bond. All of the Company’s investments in debt and marketable equity securities are classified as available-for-sale securities and are reported at fair value.

Available-for-sale securities, which mature or are expected to be sold in one year, are classified as current assets. Unrealized holding gains and losses, net of related taxes on available for sale securities are excluded from earnings and reported as a separate component of equity in accumulated other comprehensive income (loss) until realized. Realized gains and losses from the sale of available for sale securities are determined on a specific identification basis.

Conversion option in the Company’s investment in corporate convertible bonds are separated from the corporate bonds and accounted for separately as the economic characteristics and risks of the corporate bonds and the conversion options are not closely related, a separate instrument with the same terms as the conversion options would meet the definition of a derivative, and the combined instrument is not measured at fair value. Changes in the fair value of the separated conversion options are recognized immediately in earnings.

Premiums and discounts on the corporate bonds are amortized over the life of the bonds as an adjustment to yield using the effective-interest method and are included in the interest income in the accompanying consolidated statements of income.

The cost of the securities sold is computed based on the moving average cost of each security held at the time of sale.

As of December 31, 2011 and 2012, the Company had $1,266 thousand and $1,273 thousand, respectively, of restricted marketable securities, consisting of negotiable certificate of deposits and New Taiwan dollar (NT$) and US dollar denominated time deposits with original maturities of more than three months, which had been pledged as collateral for customs duties and guarantees for government grants.

Investments in non-marketable equity securities in which the Company does not have the ability to exercise significant influence over the operating and financial policies of the investee are stated at cost. Dividends, if any, are recognized into earnings when received.

Equity investments in entities where the Company has the ability to exercise significant influence over the operating and financial policy decisions of the investee, but does not have a controlling financial interest in the investee, are accounted for using the equity method. The Company’s share of the net income or net loss of an investee is recognized in earnings from the date the significant influence commences until the date that significant influence ceases. The difference between the cost of an investment and the amount of underlying equity in net assets of an investee at investment date was amortized over useful life of related assets.

A decline in value of a security below cost that is deemed to be other than temporary a result in an impairment to reduce the carrying amount to fair value. To determine whether any impairment is other-than-temporary, management considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts, when developing estimates of cash flows to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Allowance For Doubtful Accounts, Policy [Policy Text Block]
(e)	Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided based on a review of collectability of accounts receivable on a monthly basis. In establishing the required allowance, management considers the historical collection experience, current receivable aging and the current trend in the credit quality of the Company’s customers. Management reviews its allowance for doubtful accounts quarterly. Account balance is charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory, Policy [Policy Text Block]
(f)	Inventories

Inventories primarily consist of raw materials, work-in-process and finished goods awaiting final assembly and test, and are stated at the lower of cost or market value. Cost is determined using the weighted-average method. For work-in-process and manufactured inventories, cost consists of the cost of raw materials (primarily fabricated wafer and processed tape), direct labor and an appropriate proportion of production overheads. The Company also writes down excess and obsolete inventories to their estimated market value based upon estimations about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional future inventory write-down may be required that could adversely affect the Company’s operating results. Once written down, inventories are carried at this lower amount until sold or scrapped. If actual market conditions are more favorable, the Company may have higher operating income when such products are sold. Sales to date of such products have not had a significant impact on the Company’s operating income.

Property, Plant and Equipment, Policy [Policy Text Block]
(g)	Property, Plant and Equipment

Property, plant and equipment consists primarily of land purchased as the construction site of the Company’s new headquarters, and machinery and equipment used in the design and development of products, and is stated at cost. Depreciation on building and machinery and equipment commences when the asset is ready for its intended use and is calculated on the straight-line method over the estimated useful lives of related assets which range as follows: building 25 years, building improvements 4 to 16 years, machinery 4 to 6 years, research and development equipment 2 to 6 years, office furniture and equipment 2 to 7 years, others 2 to 10 years. Leasehold improvements are amortized on a straight line basis over the shorter of the lease term or the estimated useful life of the asset. Software is amortized on a straight line basis over the estimated useful lives ranging from 2 to 6 years

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
(h)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in the business combination of the Company’s acquisition of Himax Semiconductor, Inc. (formerly Wisepal Technologies, Inc.) in 2007 and Himax Display USA Inc. (formerly Spatial Photonics, Inc.) in 2012, that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The Company tests goodwill for impairment on the end day of October each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this ASU in 2012.

When testing goodwill for impairment, management may accesses qualitative factors for some or all of its reporting units to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, management may bypass this qualitative assessment for some or all of its reporting units and perform step 1 of the two-step goodwill impairment test, under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with ASC 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Impairment testing for goodwill is done at a reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component). A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.

In 2010, management determined that the Company in essence only had one reporting unit for purposes of testing goodwill for impairment, which was the enterprise as a whole. Management performs the annual impairment review of goodwill at October 31, and when a triggering event occurs between annual impairment tests. Consequently, the market value based on the quoted market price of the Company’s shares was excess of the Company’s equity book value on the date of first step of the assessment in 2010. Therefore, management concluded that the Company’s goodwill was not impaired in 2010.

In 2011, as further described in Note 2(s) below, the Company changed its internal reporting such that the Company now has two operating segment, which are also reportable segments. The Company has determined that three of the components in Segment Driver IC are economically similar and is deemed a single reporting unit. As a result, the Company has five reporting units which are Driver IC, Projection displays, CMOS image sensors and wafer level optics, Chipsets for TVs and Monitors, and Others.

Management assigned the Company’s assets and liabilities to each reporting unit based on either specific identification or by using judgment for the remaining assets and liabilities that are not specific to a reporting unit. Goodwill from acquisition of Himax Semiconductor, Inc. has been assigned to Driver IC reporting unit and goodwill from acquisition of Himax Display USA Inc. has been assigned to Projection displays reporting unit because on that reporting units are expected to benefit from the synergies of the business combination.

For Projection displays reporting unit in 2012, management qualitatively assessed whether it is more likely than not that the respective fair values of this reporting unit are less than its carrying amount, including goodwill. Based on that assessment, management determined that this condition, for this reporting unit, does not exist. As such, performing the first step of the two-step test impairment test for this reporting unit was unnecessary.

For Driver IC reporting unit in 2011 and 2012, management compared the carrying value of individual reporting unit, inclusive of assigned goodwill, to its respective fair value- step 1 of the two-step impairment test.

The discounted cash flow (DCF) method is used by management in applying the income approach to determine the fair value of each of the Company’s reporting units. Significant assumptions inherent in the valuation method for goodwill are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates.

When performing income approach for each reporting unit, the Company incorporates the use of projected financial information and a discount rate that are developed using market participant based assumptions. The cash-flow projections are based on five-year financial forecasts developed by management that include revenue projections, capital spending trends, and investment in working capital to support anticipated revenue growth, which are regularly and reviewed by management. The selected discount rate considers the risk and nature of the respective reporting unit’s cash flows and the rates of return market participants would require to investing their capital in reporting units.

In order to determine the reasonableness of the fair values of the reporting units, management performed a reconciliation of the aggregate fair values of the reporting units to the Company’s market capitalization based on the quoted market price of Himax’s ordinary shares, adjusted for an appropriate control premium. Management believes the control premium represents the additional amount that a buyer would be willing to pay to obtain a controlling voting interest in the Company as a result of the ability to take advantage of synergies and other benefits. To determine an appropriate control premium, references were made to recent and comparable merger and acquisition transactions in the SIC code 367X- Semiconductors and Related Technology industry.

The following is a summary of activity in goodwill by reportable segment.

	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Balance, December 31, 2010	$26,846	-	26,846
Balance, December 31, 2011	$26,846	-	26,846
Balance, December 31, 2012	$26,846	1,292	28,138

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
(i)	Other Intangible Assets

Acquired intangible assets include patents, developed technology, customer relationship assets and in-process research and development (IPR&D) acquired in a business combination at December 31, 2011 and 2012. Intangible assets with a definite life are amortized on a straight-line basis over the following estimated useful lives: patents 5 to 15 years, technology 5 to 7 years and customer relationship 7 years.

Under ASC Topic 805, IPR&D assets acquired in a business combination are recognized as assets at the acquisition date at their acquisition-date fair value, rather than charged to expense, regardless of whether they have an alternative future use. In addition, IPR&D assets acquired in a business combination are to be accounted for as indefinite-lived intangible assets until the project is completed or abandoned. Subsequent R&D costs associated with the acquired IPR&D projects are charged to expense as incurred.

IPR&D has an indefinite life and is not amortized until completion and development of the project at which time the IPR&D becomes an amortizable asset. If the related project is not completed in a timely manner, the Company may have an impairment related to the IPR&D, calculated as the excess of the asset's carrying value over its fair value.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(j)	Impairment of Long-Lived Assets

The Company’slong-lived assets, which consist of property, plant and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset to its estimated undiscounted future cash flows expected to be generated. If the carrying amount of an asset exceeds such estimated cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its estimated fair value. Management generally determines fair value based on the estimated discounted future cash flows expected to be generated by the asset.

Revenue Recognition, Policy [Policy Text Block]
(k)	Revenue Recognition

The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists, the product has been delivered, the price is fixed and determinable and collection is reasonably assured. The Company uses a binding purchase order as evidence of an arrangement. Management considers delivery to occur upon shipment provided title and risk of loss has passed to the customer based on the shipping terms, which is generally when the product is shipped to the customer from the Company’s facilities or the outsourced assembly and testing house. In some cases, title and risk of loss does not pass to the customer when the product is received by them. In these cases, the Company recognizes revenue at the time when title and risk of loss is transferred, assuming all other revenue recognition criteria have been satisfied. These cases include several inventory locations where the Company manages inventories for its customers, some of which inventories are at customer facilities. In such cases, revenue is not recognized when products are received at these locations; rather, revenue is recognized when customers take the inventories from the location for their use.

The Company records a reduction to revenue and accounts receivable by establishing a sales discount and return allowance for estimated sales discounts and product returns at the time revenue is recognized based primarily on historical discount and return rates. However, if sales discount and product returns for a particular fiscal period exceed historical rates, management may determine that additional sales discount and return allowances are required to properly reflect the Company’s estimated remaining exposure for sales discounts and product returns.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Standard Product Warranty, Policy [Policy Text Block]
(l)	Product Warranty

Under the Company’s standard terms and conditions of sale, products sold are subject to a limited product quality warranty. The Company may receive warranty claims outside the scope of the standard terms and conditions. The Company provides for the estimated cost of product warranties at the time revenue is recognized based primarily on historical experience and any specifically identified quality issues.

Research and Development and Advertising Costs Policy [Policy Text Block]
(m)	Research and Development and Advertising Costs

The Company’s research and development and advertising expenditures are charged to expense as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012, were $161 thousand, $59 thousand and $73 thousand, respectively.

The Company recognizes government grants to fund research and development expenditures as a reduction of research and development expense in the accompanying consolidated statements of income based on the percentage of actual qualifying expenditures incurred to date to the most recent estimate of total expenditures for which they are intended to be compensated.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
(n)	Employee Retirement Plan

The Company has established an employee noncontributory defined benefit retirement plan (the “Defined Benefit Plan”) covering full-time employees in the ROC which were hired by the Company before January 1, 2005.

The Company records annual amounts relating to its pension and postretirement plans based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases, and turnover rates. Management reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates when it is appropriate to do so. The effect of modifications to those assumptions is recorded in accumulated other comprehensive income and amortized to net periodic cost over future periods using the corridor method. Management believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.

The Company has adopted a defined contribution plan covering full-time employees in the ROC (the “Defined Contribution Plan”) beginning July 1, 2005 pursuant to ROC Labor Pension Act. Pension cost for a period is determined based on the contribution called for in that period. Substantially all participants in the Defined Benefit Plan have been provided the option of continuing to participate in the Defined Benefit Plan, or to participate in the Defined Contribution Plan on a prospective basis from July 1, 2005. Accumulated benefits attributed to participants that elect to change plans are not impacted by their election.

Income Tax, Policy [Policy Text Block]
(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax bases, and operating loss and tax credit carry-forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.The Company records interest and penalties related to unrecognized tax benefits as income tax expense in the consolidated statement of income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(p)	Foreign Currency Translation and Foreign Currency Transactions

The reporting currency of the Company is the United States dollar. The functional currency for the Company and its major operating subsidiaries is the United States dollar. Accordingly, the assets and liabilities of subsidiarieswhose functional currency is other than the United States dollar are included in the consolidation by translating the assets and liabilities into the reporting currency (the United States dollar) at the exchange rates applicable at the end of the reporting period. Equity accounts are translated at historical rates. The statements of income and cash flows are translated at the average exchange rates during the year. Translation gains or losses are accumulated as a separate component of equity in accumulated other comprehensive income (loss).

Earnings Per Share, Policy [Policy Text Block]
(q)	Earnings Per Ordinary Share

Basic earnings per ordinary share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted earnings per ordinary share is computed using the weighted average number of ordinary and diluted ordinary equivalent shares outstanding during the period. Ordinary equivalent shares are ordinary shares that are contingently issuable upon the vesting of unvested restricted share units (RSUs) granted to employees.

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$33,206	10,706	51,596
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	355,037	353,771	341,056
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.09	0.03	0.15

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method. In 2011, the unvested 437,029 RSUs (represents 874,058 ordinary shares) which will vest in 2012 were excluded as their effect would be anti-dilutive.

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$33,206	10,706	51,596
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	355,037	353,771	341,056
Unvested RSUs (in thousands)	653	56	468
	355,690	353,827	341,524
Diluted earnings per ordinary shareattributable to Himax Technologies, Inc. stockholders	$0.09	0.03	0.15

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(r)	Share-Based Compensation

The cost of employee services received in exchange for share-based compensation is measured based on the grant-date fair value of the share-based instruments issued. The cost of employee services is equal to the grant-date fair value of shares issued to employees and is recognized in earnings over the service period. Compensation cost also considers the number of awards management believes will eventually vest. As a result, compensation cost is reduced by the estimated forfeitures. The estimate is adjusted each period to reflect the current estimate of forfeitures, and finally, the actual number of awards that vest.

Segment Reporting, Policy [Policy Text Block]
(s)	Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company's reportable segments.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who regularly reviews operating results to make decisions about allocating resources and assessing performance for the Company.

The CODM assesses the performance of the operating segments based on segment sales and segment profit and loss. There are no intersegment sales in the segment revenues reported to the CODM. Segment profit and loss is determined on a basis that is consistent with how the Company reports operating income (loss) in its consolidated statements of operations. Segment profit (loss) excludes income taxes, interest income and expense, foreign currency exchange gains and losses, equity in the earnings (losses) of affiliates, gains and losses on valuations of financial instruments and sales of investment securities, and other income and expenses.

The Company does not report segment asset information to the Company’s CODM. Consequently, no asset information by segment is presented.

Noncontrolling Interests [Policy Text Block]
(t)	Noncontrolling Interests

Noncontrolling interests are classified in the consolidated statements of income as part of consolidated net income and the accumulated amount of noncontrolling interests as part of equity in the consolidated balance sheets. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are re-measured with the gain or loss reported in net earnings.

The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders	$33,206	10,706	51,596
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	652	(382)	501
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$33,858	10,324	52,097

Fair Value Measurement, Policy [Policy Text Block]
(u)	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of cash, cash equivalents, accounts receivable, restricted cash and cash equivalents, short-term debt, accounts payable and accrued liabilities approximate their carrying values due to their relatively short maturities. Marketable securities consisting of open-ended bond funds are reported at fair value based on quoted market prices at the reporting date. Marketable securities consisting of time deposits with original maturities more than three months are determined using the discounted present value of expected cash flows. The fair value of the corporate straight bonds was initially determined by subtracting the fair value of the embedded conversion option from the fair value of the combined instrument. The embedded conversion options and the subsequent measurement of the corporate straight bond are reported at fair value based on discounting estimated future cash flows based on the terms and maturity of each instrument and using market interest rates for a similar instrument at the reporting date. Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the Company and counterparty when appropriate. The fair value of equity method investments and cost method investments have not been estimated as there are no identified events or changes in circumstances that may have significant adverse effects on the carrying value of these investments, and it is not practicable to estimate their fair values.

A fair value hierarchy exists that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

(i)	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

(ii)	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

(iii)	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

New Accounting Pronouncements, Policy [Policy Text Block]
(v)	Recently Issued Accounting Standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, the Company had the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminated the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Company already presents a separate statement of other comprehensive income following the statement of income. Therefore, the adoption of ASU 2011-05 was not applicable to the Company.

Background, Principal Activities and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Disclosure About Subsidiary [Table Text Block]

Himax Technologies, Inc. is a holding company located in the Cayman Islands. Following is general information about Himax Technologies, Inc.’s subsidiaries:

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2011	2012

Himax Technologies Limited	IC design and sales	ROC	100.00%	100.00%
Himax Technologies Korea Ltd.	Sales	South Korea	100.00%	100.00%
Himax Semiconductor, Inc.	IC design and sales	ROC	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Suzhou), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Technologies (Shenzhen), Co., Ltd.	Sales	PRC	100.00%	100.00%
Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	88.02%	81.53%
Integrated Microdisplays Limited	LCOS sales	Hong Kong	88.02%	81.53%
Himax Display US Corp (1)	Investments	Delaware, USA	88.02%	-
Himax Display (USA) Inc. (2)	MEMS design	Delaware, USA	-	81.53%
Himax Analogic, Inc.	IC design and sales	ROC	75.10%	74.60%
Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Imaging, Ltd.	IC design and sales	ROC	89.69%	87.95%
Himax Imaging Corp.	IC design	California, USA	100.00%	100.00%
Argo Limited	Investments	Cayman Islands	100.00%	100.00%
Tellus Limited	Investments	Cayman Islands	100.00%	100.00%

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2011	2012

Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	78.25%	78.28%
Himax Media Solutions (Hong Kong) Limited	Investments	Hong Kong	78.25%	78.28%
Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Iris Optronics Co., Ltd. (3)	E-paper manufacturing and sales	ROC	-	22.22%

(1)	Himax Display US Corp., a holding company was newly incorporated in May 12, 2011, which was wholly owned by Himax Display, Inc. and merged with Spatial Photonics, Inc. on July 3, 2012. (see Note 3, “Acquisition”, for additional information)

(2)	Spatial Photonics, Inc. has renamed as Himax Display (USA) Inc. on July 3, 2012.

(3)	Iris Optronics Co., Ltd. (“Iris”) was newly incorporated on May 18, 2012 and the paid-in capital was $153 thousand. The Company is initially able to exercise control over the daily operating and financial decisions of Iris. As a result, Iris is included in the consolidated financial statements since established date..

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Goodwill [Table Text Block]

The following is a summary of activity in goodwill by reportable segment.

	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Balance, December 31, 2010	$26,846	-	26,846
Balance, December 31, 2011	$26,846	-	26,846
Balance, December 31, 2012	$26,846	1,292	28,138

Schedule of Earnings Per Share Reconciliation [Table Text Block]

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$33,206	10,706	51,596
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	355,037	353,771	341,056
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.09	0.03	0.15

Schedule Of Earnings Per Share Reconciliation Under Treasury Stock Method [Table Text Block]

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method. In 2011, the unvested 437,029 RSUs (represents 874,058 ordinary shares) which will vest in 2012 were excluded as their effect would be anti-dilutive.

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$33,206	10,706	51,596
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	355,037	353,771	341,056
Unvested RSUs (in thousands)	653	56	468
	355,690	353,827	341,524
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.09	0.03	0.15

Schedule Of Changes In CompanyS Ownership Interests In Subsidiaries [Table Text Block]

The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2010	2011	2012

Net income attributable to Himax Technologies, Inc. stockholders	$33,206	10,706	51,596
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	652	(382)	501
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$33,858	10,324	52,097

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

The following table summarizes the consideration paid for HDI(USA) and the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

At July 3, 2012
(in thousands)

Consideration:
Fair value of previously held equity interests	$5,439
Fair value of Himax Display Inc.’s ordinary shares	270
Cash	3
Total consideration transferred	5,712

Acquisition related costs included in G&A expense	$347

Recognized amounts of identifiable assets acquired and liabilities assumed:
Current asset	$632
Property and equipment	267
Other assets	35
Intangible assets	6,157
Current liabilities	(78)
Other liabilities	(1,610)
Deferred income taxes	(983)
Total identifiable net assets acquired	4,420
Goodwill	1,292

Business Acquisition, Pro Forma Information [Table Text Block]

The following unaudited pro forma results of operations for the years end December 31, 2011 and 2012 are presented as if the acquisition had been consummated on January 1, 2011, (dollars in thousands except per share amounts):

	For the years end December 31, (unaudited)
	2011	2012

Net revenues	$633,177	737,255
Net income attributable to Himax Technologies, Inc. stockholders	$2,895	49,262
Basic and diluted earnings per share attributable to Himax Technologies, Inc. stockholders	$0.01	0.14

Investments in Marketable Securities Available-for sale (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

Following is a summary of marketable securities as of December 31, 2011 and 2012:

	December 31, 2011
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	15	-	165

	December 31, 2012
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	22	-	172

Schedule Of Information On Sales Of Available For Sale Marketable Securities [Table Text Block]

Information on sales of available for sale marketable securities for the years ended December 31, 2010, 2011 and 2012 is summarized below.

Period	Proceeds from sales	Gross realized gains	Gross realized losses
	(in thousands)

Year 2010	$33,443	326	(30)
Year 2011	$25,834	420	(70)
Year 2012	$19,612	35	(32)

Allowance for Doubtful Accounts, Sales Returns and Discounts (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Doubtful Accounts Sales Returns and Discounts [Abstract]
Schedule Of Allowance For Doubtul Accounts Activity [Table Text Block]

Allowance for doubtful accounts

Period	Balance at beginning of year	Charges (credits) to earnings	Amounts utilized	Balance at end of year
	(in thousands)

Year 2010	$25,515	(8,788)	-	16,727
Year 2011	$16,727	(1,541)	-	15,186
Year 2012	$15,186	-	-	15,186

Schedule Of Allowance For Sales Returns and Discounts Activity [Table Text Block]

Allowance for sales returns and discounts

Period	Balance at beginning of year	Additions	Amounts utilized	Balance at end of year
	(in thousands)

Year 2010	$970	4,551	(4,930)	591
Year 2011	$591	3,385	(3,191)	785
Year 2012	$785	7,386	(7,093)	1,078

Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]	As of December 31, 2011 and 2012, equity method investments consisted of the following:
	December 31,
	2011		2012
	Amount	Holding %	Amount	Holding %

Create Electronic Optical Co., Ltd.	$439	21.11	283	21.11

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

As of December 31, 2011 and 2012, inventories consisted of the following:

	December 31,
	2011	2012
	(in thousands)

Finished goods	$30,703	39,988
Work in process	57,737	60,227
Raw materials	24,505	16,424
Supplies	40	32
	$112,985	116,671

Other Intangible Assets, Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31, 2011
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
	(in thousands)
Amortized intangible assets:
Technology	$6,339	7 years	4,495
Customer relationship	8,100	7 years	5,689
Patents	842	6 years	603
Total	$15,281		10,787

	December 31, 2012
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
	(in thousands)
Amortized intangible assets:
Technology	$11,774	7 years	5,762
Customer relationship	8,100	7 years	6,847
Patents	842	6 years	686
Total	$20,716		13,295
Unamortized intangible assets:
In-process research and development	$722

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
December 31,
	2011	2012
	(in thousands)
Land	$10,154	14,328
Building and improvements	17,737	17,740
Machinery	27,213	31,494
Research and development equipment	17,393	18,020
Software	10,047	10,540
Office furniture and equipment	7,281	7,681
Others	9,881	17,282
	99,706	117,085
Accumulated depreciation and amortization	(53,594)	(66,420)
Prepayment for purchases of land and equipment	11,038	1,944
	$57,150	52,609

Investment securities, including securities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments [Table Text Block]

Following is a summary of such investments which are accounted for using the cost method as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	625
Chi Lin Technology Co. Ltd.	432	432
Jetronics International Corp.	1,600	1,600
C Company	8,962	8,962
Spatial Photonics, Inc.	6,500	-
eTurboTouch Technology Inc.	715	477
Oculon Optoelectronics Inc.	309	309
Shinyoptics Corp.	283	283
	$19,426	12,688

Schedule Of Investments In Corporate Convertible Bonds [Table Text Block]

Following is a summary of the corporate bonds as of December 31, 2011:

	December 31, 2011
	Aggregate	Gross unrealized	Discount	Aggregate market
	Cost	gains	amortization	Value
	(in thousands)
Corporate bond-available for sale	$4,365	596	119	5,080

Following is a summary of the separated conversion options as of December 31, 2011:

	December 31, 2011
	Aggregate	Gross unrealized		Fair
	Cost	gains	losses	value
	(in thousands)
Conversion option	$684	-	510	174

Other Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2011	2012
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$8,211	7,582
Payable for purchases of equipment	2,276	1,694
Accrued software maintenance	1,830	2,006
Accrued payroll and related expenses	3,837	4,144
Accrued professional service fee	1,210	1,025
Accrued warranty costs	78	197
Accrued insurance, welfare expenses, etc.	5,721	7,077
	$23,163	23,725

Schedule of Product Warranty Liability [Table Text Block]

The movement in accrued warranty costs for the years ended December 31, 2010, 2011 and 2012 is as follows:

Period	Balance at beginning of year	Additions (reversal) charged to expense	Amounts utilized	Balance at end of year
	(in thousands)

Year ended December 31, 2010	$679	3,772	(3,772)	679
Year ended December 31, 2011	$679	(321)	(280)	78
Year ended December 31, 2012	$78	856	(737)	197

Government Grants (Tables)	12 Months Ended
Dec. 31, 2012
Government Grants [Abstract]
Government Grants [Table Text Block]

The Company entered into several contracts with Department of Industrial Technology of Ministry of Economic Affairs (DOIT of MOEA) and Institute for Information Industry (III) during 2010, 2011 and 2012 primarily for the development of certain new leading products or technologies. Details of these contracts are summarized below:

Authority	Total Grant	Execution Period	Product Description
(in thousands)

DOIT of MOEA	NT$ 30,240 (US$919)	October 2008 to September 2010	Multi-standard Decoder iDTV SOC
III	4,340 (US$140)	January 2010 to November 2011	Himax Headquarter Excellent Program (II)
III	18,700 (US$582)	January 2010 to December 2011	LCOS Projector Development Program
III	23,220 (US$770)	June 2011 to February 2013	CMOS Development Program

Retirement Plan (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]

The Company uses a measurement date of December 31, for the Defined Benefit Plan. The changes in projected benefit obligation, plan assets and details of the funded status of the Plan are as follows:

	December 31,
	2011	2012
	(in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$1,713	2,425
Service cost	-	-
Interest cost	33	50
Actuarial loss (gain)	679	(141)
Benefit obligation at end of year	2,425	2,334
Change in plan assets:
Fair value at beginning of year	2,176	2,305
Actual return on plan assets	27	24
Employer contribution	102	220
Fair value at end of year	2,305	2,549
Funded status	$(120)	215
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	$198	457
Accrued pension liabilities	(318)	(242)
Net amount recognized	$(120)	215

Schedule of Net Benefit Costs [Table Text Block]

For the years ended December 31, 2010, 2011 and 2012, the net periodic pension cost consisted of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Service cost	$-	-	-
Interest cost	29	33	50
Expected return on plan assets	(43)	(44)	(48)
Net amortization	27	36	69
Net periodic pension cost	$13	25	71

Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation [Table Text Block]

At December 31, 2011 and 2012, the weighted-average assumptions used in computing the benefit obligation are as follows:

	December 31,
	2011	2012

Discount rate	2.00%	1.75%
Rate of increase in compensation levels	5.00%	4.00%

Scheduleofdefinedbenfitplanassuptionsusedcalculatingnetperiodicbenefit [Table Text Block]

For the years ended December 31, 2010, 2011 and 2012, the weighted average assumptions used in computing net periodic benefit cost are as follows:

	Year Ended December 31,
	2010	2011	2012
	Whole

Discount rate	2.00%	2.00%	1.75%
Rate of increase in compensation levels	4.00%	5.00%	4.00%
Expected long-term rate of return on pension assets	2.00%	2.00%	1.75%

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation Expenses [Table Text Block]

The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Cost of revenues	$240	124	176
Research and development	8,803	5,062	5,625
General and administrative	1,525	872	1,191
Sales and marketing	1,613	1,005	1,230
Total compensation recognized in income	$12,181	7,063	8,222
Income tax benefit	$2,127	818	1,886

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of Underlying Shares for RSUs	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	3,837,752	$3.23
Granted	3,488,952	2.47
Vested	(4,145,854)	2.84
Forfeited	(492,468)	3.10
Balance at December 31, 2010	2,688,382	2.87
Granted	2,727,278	1.10
Vested	(4,096,965)	1.74
Forfeited	(146,307)	2.87
Balance at December 31, 2011	1,172,388	2.68
Granted	5,522,279	1.95
Vested	(3,879,959)	2.10
Forfeited	(177,253)	2.81
Balance at December 31, 2012	2,637,455	1.99

Schedule Of Share Based Compensation Expenses Restricted Stock Units [Table Text Block]

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Cost of revenues	$240	124	176
Research and development	8,153	4,790	5,605
General and administrative	1,505	863	1,184
Sales and marketing	1,587	996	1,230
Total compensation from RSUs	$11,485	6,773	8,195
Income tax benefit	$2,127	818	1,886

Schedule of Nonvested Share Activity [Table Text Block]

Non-vested share activity of this award during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	1,121,000	$0.464
Vested	(988,000)	0.464
Forfeited	(133,000)	0.464
Balance at December 31, 2010	-	-

Imaging Cayman [Member]
Schedule of Nonvested Share Activity [Table Text Block]

Non-vested share activity of this award for Imaging Cayman during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	5,648,889	$0.33
Granted	1,380,000	0.33
Vested	(868,390)	0.33
Forfeited	(813,722)	0.33
Balance at December 31, 2010	5,346,777	0.33
Cancelled	(5,346,777)	0.33
Balance at December 31, 2011	-	-

Imaging Taiwan [Member]
Schedule of Nonvested Share Activity [Table Text Block]

Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2011	1,939,490	$0.72
Granted	567,689	0.72
Vested	(601,129)	0.72
Forfeited	(28,971)	0.72
Balance at December 31, 2011	1,877,079	0.72
Vested	(699,967)	0.72
Forfeited	(821,365)	0.72
Balance at December 31, 2012	355,747	0.72

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 3 years ROC central government bond at the time of grant.

2012
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	43.29%
Expected term (years)	3.125
Risk-free interest rate	0.87%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2012	-	$-
Granted	1,115,000	1.004
Exercised	-	-
Forfeited	(65,000)	1.004
Balance at December 31, 2012	1,050,000	1.004	3.5

Himax Media Solutions [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007	2009
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2010	1,693,250	$1.664	2.826
Granted	-	-
Exercised	-	-
Forfeited	(249,375)	1.680
Balance at December 31, 2010	1,443,875	1.660	2.452
Granted	444,500	1.834
Exercised	-	-
Forfeited	(346,813)	1.717
Balance at December 31, 2011	1,541,562	1.696	1.803
Granted	9,750	1.856
Exercised	-	-
Forfeited	(372,187)	1.721
Balance at December 31, 2012	1,179,125	1.690	0.803
Exercisable at December 31, 2012	1,101,938	1.721

Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

The components of accumulated other comprehensive loss, net of tax, are as follows:

	Foreign currency items	Unrealized gains/ (losses) on securities	Defined Benefit pension plan	Accumulated other comprehensive income

Beginning balance, January 1, 2011	$610	1,236	(642)	1,204
Net current period change	128	(283)	(546)	(701)
Reclassification adjustments:
for gains (losses) reclassified into income	-	(337)	-	(337)
Ending balance, December 31, 2011	$738	616	(1,188)	166
Beginning balance, January 1, 2012	$738	616	(1,188)	166
Net current period change	52	59	234	345
Reclassification adjustments for gains (losses) reclassified into income	-	(648)	-	(648)
Ending balance, December 31, 2012	$790	27	(954)	(137)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Tax Exemptions Details [Table Text Block]

The Company is entitled to the following tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
October 29, 2003	January 1, 2006-December 31, 2010
September 20, 2004	January 1, 2008-December 31, 2012
November 12, 2009	January 1, 2013-December 31, 2017
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Taiwan operations	42,550	22,370	73,461
Cayman operations	$(7,535)	(7,038)	(7,395)
US operations	(55)	151	(1,597)
China operations	157	1,293	1,388
Korea operations	177	32	29
	$35,294	16,808	65,886

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the income tax expense (benefit) attributable to income from continuing operations before taxes for the years ended December 31, 2010, 2011 and 2012 consist of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$(54)	(2,842)	755
Taiwan operations – 10% of surtax	1,643	3,424	5,277

US operations	33	104	162
China operations	112	120	699
Korea operations	12	5	3
Others	1	-	1
Total current	1,747	811	6,897

Deferred:
Taiwan operations - based on statutory tax rate of 17%	4,824	6,468	9,789
Taiwan operations – 10% of surtax	(306)	(143)	(29)
US operations	(30)	5	(998)
China operations	(15)	162	89
Korea operations	8	(2)	-
Others	-	-	-
Total deferred	4,481	6,490	8,851
Income tax expense	$6,228	7,301	15,748

Deferred Income Tax Expense [Table Text Block]

The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$(13,141)	1,085	9,981
Adjustments to deferred tax assets and liabilities for changes in enacted tax laws and rates	3,144	(1)	-
Tax benefits of operating loss carryforwards	-	-	(1,130)
Increase in the beginning-of-the-year balance of the valuation allowance for deferred tax assets	14,478	5,406	-
	$4,481	6,490	8,851

Schedule Of Income Tax Reconciliation [Table Text Block]

The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% to pretax income and the actual income tax expense as reported in the accompanying consolidated statements of income for the years ended December 31, 2010, 2011 and 2012 are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Expected income tax expense	$6,000	2,857	11,201
Tax on undistributed retained earnings	1,643	3,424	5,277
Tax-exempted income	(3,567)	(836)	(2,921)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(639)	(164)	(571)
Adjustment to deferred tax assets and liabilities for enacted change in tax laws and rates	3,144	(1)	-
Realized tax losses on investments in subsidiaries due to capital reclassification to offset the accumulated deficit	-	(1,821)	(6,157)
Increase in investment tax credits	(3,870)	(3,533)	(1,210)
Expired investment tax credits	183	1,841	5,302
Increase in deferred tax asset valuation allowance	12,408	6,823	6,319
Non-deductible share-based compensation expenses	178	589	53
Provision for uncertain tax position in connection with share-based compensation expenses	133	-	-
Changes in unrecognized tax benefits related to prior year uncertain tax positions, net of its impact to tax-exempted income	(2,295)	(6,759)	658
Tax effect resulting from foreign currency matters	(9,086)	3,160	(3,607)
Foreign tax rate differential	1,320	1,350	1,415
Variance from audits of prior years’ income tax filings	1,205	476	40
Others	(529)	(105)	(51)
Actual income tax expense	$6,228	7,301	15,748

Schedule Of Total Income Tax Expense Benefit [Table Text Block]

The total income tax expense for the years ended December 31, 2010, 2011 and 2012 was allocated as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Income from continuing operations	$6,228	7,301	15,748
Other comprehensive gain (loss)	(54)	(125)	8
Total income tax expense	$6,174	7,176	15,756

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

As of December 31, 2011 and 2012, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2011	2012
	(in thousands)
Deferred tax assets:
Inventory	$4,219	5,538
Allowance for doubtful accounts	2,303	2,270
Unused investment tax credits	39,393	22,835
Unused loss carry-forward	20,919	26,388
Other	987	1,992
Total gross deferred tax assets	67,821	59,023
Less: valuation allowance	(35,241)	(36,341)
Net deferred tax assets	32,580	22,682
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,112)	-
Prepaid pension cost	(361)	(401)
Acquired intangible assets	(1,041)	(3,015)
Other	(36)	(78)
Total gross deferred tax liabilities	(3,550)	(3,494)
Net deferred tax assets	$29,030	19,188

Summary of Operating Loss Carryforwards [Table Text Block]

As of December 31, 2012, the Company’s unused operating loss carryforwards were as follows:

	Deductible amount	Tax effect	Expiration year
	(in thousands)

Taiwan operations	$138,080	$23,481	2014~2022
China operations	1,807	298	2016~2020
US operations	6,236	2,609	2024~2032
		$26,388

Summary of Tax Credit Carryforwards [Table Text Block]

As of December 31, 2012, all of the Company’s unused investment tax credits were as follows:

	Tax effect (in thousands)	Expiration year

Taiwan operations	$22,333	2013~2016
US operations	502	2020~2027
	$22,835

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2010	2011	2012
	(in thousands)

Balance at beginning of year	$8,450	6,892	128
Increase related to prior year tax positions	-	-	658
Decrease related to prior year tax positions	(2,295)	(6,759)	-
Increase related to current year tax positions	133	-	-
Effect of exchange rate change	604	(5)	5
Balance at end of year	$6,892	128	791

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2011 and 2012:

	Fair Value Measurements at December 31, 2011 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$72,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	165	-
Investment securities available-for-sale:
Corporate straight bonds	-	-	5,080
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months	44,000	-	-
Other assets:
Embedded conversion option	-	-	174
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,266	-
Total	$116,000	1,431	5,254
Liabilities:
Short-term debt	$-	84,200	-
Total	$-	84,200	-

	Fair Value Measurements at December 31, 2012 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$45,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	172	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,273	-
Total	$45,000	1,445	-
Liabilities:
Short-term debt	$-	73,000	-
Total	$-	73,000	-

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis And Associated Losses [Table Text Block]

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012 and the associated losses recognized in 2012 (nil in 2011):

	Fair Value Measurements at reporting Date Using
	December 31, 2012	Level 1	Level 2	Level 3	For the Year Ended December 31, 2012 Impairment loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$477	-	-	477	238

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]

The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2011:

	Corporate straight bonds	Derivatives- Conversion option	Total
	(in thousands)
Balance at January 1, 2011	$5,196	1,004	6,200
Total unrealized gains (losses) included in earnings	67	(830)	(763)
Total unrealized losses included in other comprehensive income, net	(183)	-	(183)
Balance at December 31, 2011	$5,080	174	5,254
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	$67	(830)	(763)

Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]

Revenues from related parties are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

CMO- NingBo	$167,255	123,888	93,664
CMO- NanHai	51,821	41,241	63,375
CMI	56,770	55,629	56,221
CME- NingBo	8,592	18,889	21,673
Chi Hsin- NingBo	19,730	16,806	12,637
CMO	15,602	-	-
Others (individually below 5%)	18,854	1,780	4,404
	$338,624	258,233	251,974

Schedule Of Due From Related Party [Table Text Block]

A breakdown by product type for sales to CMO/CMI and its affiliates is summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Display driver for large-size applications	$297,146	210,137	190,963
Display driver for consumer electronics applications	27,189	29,316	40,582
Display driver for mobile handsets	10,170	14,454	14,748
Others	1,090	4,249	5,681
	$335,595	258,156	251,974

Schedule Of Related Party Accounts Receivable [Table Text Block]

The related accounts receivable resulting from the above sales as of December 31, 2011 and 2012, were as follows:

	December 31,
	2011	2012
	(in thousands)

CMO- NingBo	$33,981	31,421
CMI	17,690	17,319
CMO- NanHai	17,019	13,390
CME- NingBo	6,629	5,947
Chi Hsin- NingBo	4,038	3,210
Others (individually below 5%)	559	2,145
	79,916	73,432
Allowance for sales returns and discounts	(83)	(174)
	$79,833	73,258

Schedule Of Future Minimum Rental Payments For Operating Leases Related Party [Table Text Block]

As of December 31, 2012, future minimum lease payments under non-cancelable operating leases with related parties are as follows:

Duration	Amount
(in thousands)

January 1, 2013~December 31, 2013	$195
January 1, 2014~December 31, 2014	187
January 1, 2015~December 31, 2015	187
January 1, 2016~December 31, 2016	187
January 1, 2017~December 31, 2017	187
After January 1, 2018	1,179
$2,122

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

As of December 31, 2012, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2013~December 31, 2013	$1,703
January 1, 2014~December 31, 2014	771
January 1, 2015~December 31, 2015	235
January 1, 2016~December 31, 2016	113
January 1, 2017~December 31, 2017	65
$2,887

Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Year Ended December 31, 2010
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$590,057	52,635	642,692

Segment operating income (loss)	$54,815	(19,457)	35,358
Non operating loss, net			(64)
Consolidated earnings before income taxes			$35,294
Significant noncash item:
Share based compensation	$5,007	1,304	6,311
Depreciation and amortization	$10,074	3,552	13,626

	Year Ended December 31, 2011
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$552,456	80,565	633,021
Segment operating income (loss)	$38,401	(21,793)	16,608
Non operating income, net			200
Consolidated earnings before income taxes			$16,808
Significant noncash item:
Share Based Compensation	$2,820	1,370	4,190
Depreciation and amortization	$7,849	4,946	12,795

	Year Ended December 31, 2012
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$634,111	103,144	737,255
Segment operating income (loss)	$83,883	(16,823)	67,060
Non operating loss, net			(1,174)
Consolidated earnings before income taxes			$65,886
Significant noncash item:
Share Based Compensation	$1,612	324	1,936
Depreciation and amortization	$8,881	4,418	13,299

Schedule Of Revenues By Major Productlines By Reporting Segments [Table Text Block]

Revenues from the Company’s major product lines are summarized as follow:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Display drivers for large-size applications	$366,492	270,372	305,247
Display drivers for mobile handsets applications	119,623	169,248	177,175
Display drivers for consumer electronics applications	103,942	112,836	151,689
Others	52,635	80,565	103,144
	$642,692	633,021	737,255

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

The following tables summarize information pertaining to the Company’s revenues from customers in different geographic region (based on customer’s headquarter location):

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Taiwan	$492,687	395,228	356,793
China	112,845	209,216	334,433
Other Asia Pacific (Korea and Japan)	37,121	27,738	43,245
Europe (Europe and America)	39	839	2,784
	$642,692	633,021	737,255

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

The carrying values of the Company’s tangible long-lived assets are located in the following countries:

	December 31,
	2011	2012
	(in thousands)

Taiwan	$56,185	51,519
China	822	744
U.S.	132	330
Korea	11	16
	$57,150	52,609

Schedule Of Revenue From Major Customers [Table Text Block]

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

CMO/CMI and its affiliates, a related party	$335,595	258,156	251,974
Customer A and its affiliates	1,516	35,908	86,069
	$337,111	294,064	338,043

Schedule Of Accounts Receivable From Major Customers [Table Text Block]

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective periods, is summarized as follows:

	December 31,
	2011	2012
	(in thousands)

CMI and its affiliates, a related party	$79,916	73,432
Customer A and its affiliates	18,684	29,198
	$98,600	102,630

Himax Technologies, Inc. (the Parent Company only) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2011	2012
	(in thousands)

Cash	$584	1,075
Other current assets	1,146	835
Investment in non-marketable securities	1,600	1,600
Investments in subsidiaries	628,528	627,792
Total assets	$631,858	631,302

Current liabilities	$3,921	176
Short-term debt	65,200	54,000
Debt borrowing from a subsidiary	169,300	149,183
Total equity	393,437	427,943
Total liabilities and equity	$631,858	631,302

Schedule of Condensed Income Statement [Table Text Block]

Condensed Statements of Income

	Year ended December 31,
	2010	2011	2012
	(in thousands)

Revenues	$-	-	-
Costs and expenses	(1,210)	(548)	(695)
Operating loss	(1,210)	(548)	(695)
Equity in earnings from subsidiaries	36,427	13,433	54,929
Other non-operating loss	(2,010)	(2,179)	(2,637)
Earnings before income taxes	33,207	10,706	51,597
Income taxes expenses	(1)	-	(1)
Net Income	$33,206	10,706	51,596

Schedule Of Condensed Statements Of Comprehensive Income [Table Text Block]

Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2010		2011		2012

Net income	$-	33,206	-	10,706	-	51,596
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	1,511	-	(305)	-	59	-
Reclassification adjustment for realized losses (gains) included in net income	(296)	1,215	(350)	(655)	(648)	(589)
Foreign currency translation adjustments, not subject to income tax		210		128		50
Net unrecognized actuarial gain (loss), net of tax of $(54), $(125) and $8 in 2010, 2011 and 2012, respectively		(203)		(573)		233
Comprehensive income		$34,428		9,606		51,290

Schedule of Condensed Cash Flow Statement [Table Text Block]

Condensed Statements of Cash Flows

	Year ended December 31,
	2010	2011	2012
	(in thousands)
Cash flows from operating activities:
Net income	$33,206	10,706	51,596
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings from subsidiaries	(36,427)	(13,433)	(54,929)
Changes in operating assets and liabilities:
Other current assets	1,543	(790)	311
Other current liabilities	(2,542)	1,767	1,637
Net cash used in operating activities	(4,220)	(1,750)	(1,385)
Cash flows from financing activities:
Distribution of cash dividends	(44,097)	(21,224)	(10,680)
Proceeds from borrowing of short-term debt	204,000	271,200	266,000
Repayment of short-term debt	(160,000)	(250,000)	(277,200)
Investment returned from subsidiaries	-	-	56,836
Proceeds from issue of RSUs from a subsidiary	4,370	1,634	1,306
Purchase of subsidiary shares from noncontrolling interests	-	(1,324)	-
Proceeds from (repayment of) debt from a subsidiary	11,000	6,300	(25,500)
Acquisitions of ordinary shares for retirement	(10,755)	(4,627)	(8,886)
Net cash provided by financing activities	4,518	1,959	1,876
Net increase in cash	298	209	491
Cash at beginning of year	77	375	584
Cash at end of year	$375	584	1,075

Supplemental disclosures of cash flow information:
Interest paid during the year	$156	353	264
Income taxes paid during the year	$1	-	1

Background, Principal Activities and Basis of Presentation (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Himax Technologies Limited [Member]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Himax Technologies Korea Ltd [Member]
Main activities	Sales		Sales
Jurisdiction of Incorporation	South Korea		South Korea
Percentage of Ownership	100.00%		100.00%
Himax Semiconductor Inc [Member]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Samoa) Inc [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Samoa		Samoa
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Suzhou) Co Ltd [Member]
Main activities	Sales		Sales
Jurisdiction of Incorporation	PRC		PRC
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Shenzhen) Co Ltd [Member]
Main activities	Sales		Sales
Jurisdiction of Incorporation	PRC		PRC
Percentage of Ownership	100.00%		100.00%
Himax Display Inc [Member]
Main activities	LCOS and MEMS design, manufacturing and sales		LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	81.53%		88.02%
Integrated Microdisplays Limited [Member]
Main activities	LCOS sales		LCOS sales
Jurisdiction of Incorporation	Hong Kong		Hong Kong
Percentage of Ownership	81.53%		88.02%
Himax Display US Corp [Member]
Main activities	Investments	[1]	Investments	[1]
Jurisdiction of Incorporation	Delaware, USA	[1]	Delaware, USA	[1]
Percentage of Ownership	0.00%	[1]	88.02%	[1]
Himax Display (USA) Inc [Member]
Main activities	MEMS design	[2]	MEMS design	[2]
Jurisdiction of Incorporation	Delaware, USA	[2]	Delaware, USA	[2]
Percentage of Ownership	81.53%	[2]	0.00%	[2]
Himax Analogic Inc [Member]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	74.60%		75.10%
Himax Imaging Inc [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Himax Imaging Ltd [Member]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	87.95%		89.69%
Himax Imaging Corp [Member]
Main activities	IC design		IC design
Jurisdiction of Incorporation	California, USA		California, USA
Percentage of Ownership	100.00%		100.00%
Argo Limited [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Tellus Limited [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Himax Media Solutions Inc [Member]
Main activities	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing		TFT-LCD television, monitor chipset operations, ASIC service and IP licensing
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	78.28%		78.25%
Himax Media Solutions (Hong Kong) Limited [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Hong Kong		Hong Kong
Percentage of Ownership	78.28%		78.25%
Harvest Investment Limited [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Iris Optronics Co Ltd [Member]
Main activities	E-paper manufacturing and sales	[3]	E-paper manufacturing and sales	[3]
Jurisdiction of Incorporation	ROC	[3]	ROC	[3]
Percentage of Ownership	22.22%	[3]	0.00%	[3]

[1]	Himax Display US Corp., a holding company was newly incorporated in May 12, 2011, which was wholly owned by Himax Display, Inc. and merged with Spatial Photonics, Inc. on July 3, 2012. (see Note 3, "Acquisition", for additional information)
[2]	Spatial Photonics, Inc. has renamed as Himax Display (USA) Inc. on July 3, 2012.
[3]	Iris Optronics Co., Ltd. ("Iris") was newly incorporated on May 18, 2012 and the paid-in capital was $153 thousand. The Company is initially able to exercise control over the daily operating and financial decisions of Iris. As a result, Iris is included in the consolidated financial statements since established date.

Background, Principal Activities and Basis of Presentation (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2012
Adjustments to Additional Paid in Capital, Other	$ 153

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill	$ 28,138	$ 26,846	$ 26,846
Driver IC [Member]
Goodwill	26,846	26,846	26,846
Non Driver Products [Member]
Goodwill	$ 1,292	$ 0	$ 0

Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Himax Technologies, Inc. stockholders	$ 51,596	$ 10,706	$ 33,206
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	341,056	353,771	355,037
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.03	$ 0.09

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Himax Technologies, Inc. stockholders	$ 51,596	$ 10,706	$ 33,206
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	341,056	353,771	355,037
Unvested RSUs (in thousands)	468	56	653
Weighted Average Number of Shares Outstanding, Diluted	341,524	353,827	355,690
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.15	$ 0.03	$ 0.09

Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Himax Technologies, Inc. stockholders	$ 51,596	$ 10,706	$ 33,206
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.s paid-in capital for sale of shares of subsidiaries	533	1,283	804
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$ 52,097	$ 10,324	$ 33,858

Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Deposits, at Carrying Value	$ 45,000	$ 72,000
Cash	73,000	84,200
Marketable Securities, Restricted	1,273	1,266
Advertising Expense	$ 73	$ 59	$ 161
Restricted Stock Units (Rsus) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		437,029
Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		874,058
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	7 years
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	7 years
Building [Member]
Property, Plant and Equipment, Useful Life	25 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	4 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	16 years
Machinery [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	4 years
Machinery [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years
Research and Development [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Research and Development [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years

Acquisition (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Jul. 03, 2012
Consideration:
Fair value of previously held equity interests	$ 5,439
Fair value of Himax Display Inc.s ordinary shares	270
Cash	3
Total consideration transferred	5,712
Acquisition related costs included in G&A expense	347
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current asset	632
Property and equipment	267
Other assets	35
Intangible assets	6,157
Current liabilities	(78)
Other liabilities	(1,610)
Deferred income taxes	(983)
Total identifiable net assets acquired	4,420
Goodwill	$ 1,292

Acquisition (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 737,255	$ 633,177
Net income attributable to Himax Technologies, Inc. stockholders	$ 49,262	$ 2,895
Basic and diluted earnings per share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.14	$ 0.01

Acquisition (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 03, 2012	Dec. 31, 2012 Developed Technology Rights [Member]	Dec. 31, 2011 Developed Technology Rights [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2012 Himax Display Inc [Member]	Dec. 31, 2012 Himax Display Inc [Member]	Dec. 31, 2012 R and D [Member]
Total revenue	$ 737,255	$ 633,021	$ 642,692					$ 0
Total costs and expenses	670,195	616,413	607,334					1,390
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									6,762,537
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								270	270
Cost Method Investments	12,688	19,426
Intangible assets				6,157						722
Weighted average amortization period	7 years	7 years			7 years	7 years
Restricted stock vested	$ 0	$ 0	$ 0				$ 1,061
Weighted Average Cost Of Capital					22.00%					23.00%

Investments in Marketable Securities Available-for sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aggregate Cost	$ 150	$ 150
Gross Unrealized Gains	22	15
Gross Unrealized Losses	0	0
Aggregate Market Value	$ 172	$ 165

Investments in Marketable Securities Available-for sale (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Sales	$ 25,043	$ 25,834	$ 33,443
Gross realized gains	35	420	326
Gross realized losses	$ (32)	$ (70)	$ (30)

Allowance for Doubtful Accounts, Sales Returns and Discounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 15,186	$ 16,727	$ 25,515
Charges (credits) to earnings	0	(1,541)	(8,788)
Amounts utilized	0	0	0
Balance at end of year	$ 15,186	$ 15,186	$ 16,727

Allowance for Doubtful Accounts, Sales Returns and Discounts (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 785	$ 591	$ 970
Additions	7,386	3,385	4,551
Amounts utilized	(7,093)	(3,191)	(4,930)
Balance at end of year	$ 1,078	$ 785	$ 591

Equity Method Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amount	$ 283	$ 439
Holding %	21.11%	21.11%

Equity Method Investments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain on disposal of equity method investment	$ 0	$ 313	$ 0
Assets, Net	370
Identifiable Intangible Assets Amortized Period	3 years
Excess Of Cost Of Investment	$ 34

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 39,988	$ 30,703
Work in process	60,227	57,737
Raw materials	16,424	24,505
Supplies	32	40
Inventory, Net	$ 116,671	$ 112,985

Inventories (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories write downs	$ 12,418	$ 9,138	$ 10,557

Other Intangible Assets, Other than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortized intangible assets:
Gross carrying amount	$ 20,716	$ 15,281
Weighted average amortization period	7 years	7 years
Accumulated amortization	13,295	10,787
Unamortized intangible assets:
In-process research and development	722
Technology [Member]
Amortized intangible assets:
Gross carrying amount	11,774	6,339
Weighted average amortization period	7 years	7 years
Accumulated amortization	5,762	4,495
Customer relationship [Member]
Amortized intangible assets:
Gross carrying amount	8,100	8,100
Weighted average amortization period	7 years	7 years
Accumulated amortization	6,847	5,689
Patents [Member]
Amortized intangible assets:
Gross carrying amount	842	842
Weighted average amortization period	6 years	6 years
Accumulated amortization	$ 686	$ 603

Other Intangible Assets, Other than Goodwill (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization	$ 2,508	$ 2,180	$ 2,198
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	2,909
Finite-Lived Intangible Assets, Amortization Expense, Year Two	953
Finite-Lived Intangible Assets, Amortization Expense, Year Three	783
Finite-Lived Intangible Assets, Amortization Expense, Year Four	783
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 783

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land	$ 14,328	$ 10,154
Building and improvements	17,740	17,737
Machinery	31,494	27,213
Research and development equipment	18,020	17,393
Software	10,540	10,047
Office furniture and equipment	7,681	7,281
Others	17,282	9,881
Property, Plant and Equipment, Gross	117,085	99,706
Accumulated depreciation and amortization	(66,420)	(53,594)
Prepayment for purchases of land and equipment	1,944	11,038
Property, Plant and Equipment, Net	$ 52,609	$ 57,150

Property, Plant and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation, Depletion and Amortization, Nonproduction	$ 10,791	$ 10,615	$ 11,428

Investment securities, including securities measured at fair value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost Method Investments	$ 12,688	$ 19,426
Chi Lin Optoelectronics Co Ltd [Member]
Cost Method Investments	625	625
Chi Lin Technology Co Ltd [Member]
Cost Method Investments	432	432
Jetronics International Corp [Member]
Cost Method Investments	1,600	1,600
C Company [Member]
Cost Method Investments	8,962	8,962
Spatial Photonics Inc [Member]
Cost Method Investments	0	6,500
eTurboTouch Technology Inc [Member]
Cost Method Investments	477	715
Oculon Optoelectronics Inc [Member]
Cost Method Investments	309	309
Shinyoptics Corp [Member]
Cost Method Investments	$ 283	$ 283

Investment securities, including securities measured at fair value (Details 1) (Corporate Convertible Bond [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Corporate Convertible Bond [Member]
Corporate bond-available for sale, Aggregate Cost	$ 4,365
Corporate bond-available for sale, Gross unrealized gains	596
Corporate bond-available for sale, Discount amortization	119
Corporate bond-available for sale, Aggregate market value	5,080
Conversion option, Aggregate Cost	684
Conversion option, Gross unrealized gains	0
Conversion option, Gross unrealized losses	510
Conversion option, Fair value	$ 174

Investment securities, including securities measured at fair value (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 10, 2010
Impairment loss on investment	$ 1,299	$ 0	$ 0
Purchase Of Corporate Covertible Bonds				1,620,000
Debt Instrument, Convertible, Conversion Ratio	0.602
Proceeds From Sale Of Bond	5,431
Marketable Securities, Gain (Loss)	645
Eturbotouch Technology Inc [Member]
Impairment loss on investment	$ 238

Other Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other accrued expenses and other current liabilities	$ 23,725	$ 23,163
Accrued mask, mold fees and other expenses for RD [Member]
Other accrued expenses and other current liabilities	7,582	8,211
Payable for purchases of equipment [Member]
Other accrued expenses and other current liabilities	1,694	2,276
Accrued software maintenance [Member]
Other accrued expenses and other current liabilities	2,006	1,830
Accrued payroll and related expenses [Member]
Other accrued expenses and other current liabilities	4,144	3,837
Accrued professional service fee [Member]
Other accrued expenses and other current liabilities	1,025	1,210
Accrued warranty costs [Member]
Other accrued expenses and other current liabilities	197	78
Accrued insurance, welfare expenses, etc. [Member]
Other accrued expenses and other current liabilities	$ 7,077	$ 5,721

Other Accrued Expenses and Other Current Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 78	$ 679	$ 679
Additions (reversal) expense	856	(321)	3,772
Amounts utilized	(737)	(280)	(3,772)
Balance at end of year	$ 197	$ 78	$ 679

Short-Term Debt (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term debt	$ 73,000	$ 84,200
Unused Credit Lines Amount	167,988
Unused Credit Lines Amount, Expired Amount	$ 6,887
Minimum [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate	0.42%	0.45%
Maximum [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate	0.57%	0.70%

Government Grants (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Department Of Industrial Technology Of Ministry Of Economic Affairs [Member] Contract Two [Member] USD ($)	Dec. 31, 2012 Department Of Industrial Technology Of Ministry Of Economic Affairs [Member] Contract Two [Member] TWD	Dec. 31, 2012 Institute For Information Industry [Member] Contract Two [Member] USD ($)	Dec. 31, 2012 Institute For Information Industry [Member] Contract Two [Member] TWD	Dec. 31, 2012 Institute For Information Industry [Member] Contract Three [Member] USD ($)	Dec. 31, 2012 Institute For Information Industry [Member] Contract Three [Member] TWD	Dec. 31, 2012 Institute For Information Industry [Member] Contract Four [Member] USD ($)	Dec. 31, 2012 Institute For Information Industry [Member] Contract Four [Member] TWD
Government Grants	$ 919	30,240	$ 140	4,340	$ 582	18,700	$ 770	23,220
Execution Period	October 2008 to September 2010	October 2008 to September 2010	January 2010 to November 2011	January 2010 to November 2011	January 2010 to December 2011	January 2010 to December 2011	June 2011 to February 2013	June 2011 to February 2013
Product Description	Multi-standard Decoder iDTV SOC	Multi-standard Decoder iDTV SOC	Himax Headquarter Excellent Program (II)	Himax Headquarter Excellent Program (II)	LCOS Projector Development Program	LCOS Projector Development Program	CMOS Development Program	CMOS Development Program

Government Grants (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Government Grants Recognized By Reduction Of Research and Development Expenses General and Administraive Expenses	$ 216	$ 688	$ 819

Retirement Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 2,425	$ 1,713
Service cost	0	0	0
Interest cost	50	33	29
Actuarial loss (gain)	(141)	679
Benefit obligation at end of year	2,334	2,425	1,713
Change in plan assets:
Fair value at beginning of year	2,305	2,176
Actual return on plan assets	24	27
Employer contribution	220	102
Fair value at end of year	2,549	2,305	2,176
Funded status	215	(120)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	457	198
Accrued pension liabilities	(242)	(318)
Net amount recognized	$ 215	$ (120)

Retirement Plan (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Service cost	$ 0	$ 0	$ 0
Interest cost	50	33	29
Expected return on plan assets	(48)	(44)	(43)
Net amortization	69	36	27
Net periodic pension cost	$ 71	$ 25	$ 13

Retirement Plan (Details 2)	Dec. 31, 2012	Dec. 31, 2011
Discount rate	1.75%	2.00%
Rate of increase in compensation levels	4.00%	5.00%

Retirement Plan (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discount rate	1.75%	2.00%	2.00%
Rate of increase in compensation levels	4.00%	5.00%	4.00%
Expected long-term rate of return on pension assets	1.75%	2.00%	2.00%

Retirement Plan (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Description Of Maximum Retirement Benefit	The maximum retirement benefit is 45 months of salary.
Description Of Contribution To Pension Fund	The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund
Defined Contribution Plan, Percentage Of Contribution, Description	The Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee's monthly wages to the employees' individual pension fund accounts at the ROC Bureau of Labor Insurance.
Defined Contribution Plan, Cost Recognized	$ 1,844	$ 1,801	$ 1,507
Pension Contributions	130
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax	1,008	1,241	668
Defined Benefit Plan, Accumulated Benefit Obligation	887	687
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	33
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	220
Subsequent Event [Member]
Defined Benefit Plan, Amortization of Net Gains (Losses)	57
Employee Social Security Plan [Member]
Defined Contribution Plan, Cost Recognized	606	517	335
ROC Bureau Of Labor Insurance [Member]
Pension Contributions	$ 2,139

Share-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expenses	$ 1,936	$ 4,190	$ 6,311
Cost of Revenues [Member]
Share-based compensation expenses	176	124	240
Research and Development [Member]
Share-based compensation expenses	5,625	5,062	8,803
General and administrative [Member]
Share-based compensation expenses	1,191	872	1,525
Sales and Marketing [Member]
Share-based compensation expenses	1,230	1,005	1,613
Income Tax Benefit [Member]
Share-based compensation expenses	$ 1,886	$ 818	$ 2,127

Share-Based Compensation (Details 1) (Restricted Stock Units (Rsus) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Restricted Stock Units (Rsus) [Member]
Number Shares, Balance	1,172,388	2,688,382	3,837,752
Number of Underlying Shares for RSUs, Granted	5,522,279	2,727,278	3,488,952	3,577,686	7,108,675	6,694,411
Number of Underlying Shares for RSUs, Vested	(3,879,959)	(4,096,965)	(4,145,854)
Number of Underlying Shares for RSUs, Forfeited	(177,253)	(146,307)	(492,468)
Number Shares, Balance	2,637,455	1,172,388	2,688,382	3,837,752
Weighted Average Grant Date Fair Value, Balance	$ 2.68	$ 2.87	$ 3.23
Weighted Average Grant Date Fair Value, Granted	$ 1.95	$ 1.1	$ 2.47
Weighted Average Grant Date Fair Value, Vested	$ 2.1	$ 1.74	$ 2.84
Weighted Average Grant Date Fair Value, Forfeited	$ 2.81	$ 2.87	$ 3.1
Weighted Average Grant Date Fair Value, Balance	$ 1.99	$ 2.68	$ 2.87	$ 3.23

Share-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expenses	$ 1,936	$ 4,190	$ 6,311
Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	8,195	6,773	11,485
Cost of Revenues [Member]
Share-based compensation expenses	176	124	240
Cost of Revenues [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	176	124	240
Research and Development [Member]
Share-based compensation expenses	5,625	5,062	8,803
Research and Development [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	5,605	4,790	8,153
General and administrative [Member]
Share-based compensation expenses	1,191	872	1,525
General and administrative [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	1,184	863	1,505
Selling and Marketing Expense [Member]
Share-based compensation expenses	1,230	1,005	1,613
Selling and Marketing Expense [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	1,230	996	1,587
Income Tax Benefit [Member]
Share-based compensation expenses	1,886	818	2,127
Income Tax Benefit [Member] | Restricted Stock Units (Rsus) [Member]
Share-based compensation expenses	$ 1,886	$ 818	$ 2,127

Share-Based Compensation (Details 3) (Imaging Cayman [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Imaging Cayman [Member]
Number Shares, Balance	5,346,777	5,648,889
Number of Shares, Granted		1,380,000
Number of Shares, Vested		(868,390)
Number of Shares, Forfeited		(813,722)
Number of Shares, Cancelled	(5,346,777)
Number Shares, Balance	0	5,346,777
Weighted Average Grant Date Fair Value, Balance	$ 0.33	$ 0.33
Weighted Average Grant Date Fair Value, Granted		$ 0.33
Weighted Average Grant Date Fair Value, Vested		$ 0.33
Weighted Average Grant Date Fair Value, Forfeited		$ 0.33
Weighted Average Grant Date Fair Value, Cancelled	$ 0.33
Weighted Average Grant Date Fair Value, Balance	$ 0	$ 0.33

Share-Based Compensation (Details 4) (Imaging Taiwan [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Imaging Taiwan [Member]
Number Shares, Balance	1,877,079	1,939,490
Number of Shares, Granted		567,689
Number of Shares, Vested	(699,967)	(601,129)
Number of Shares, Forfeited	(821,365)	(28,971)
Number Shares, Balance	355,747	1,877,079
Weighted Average Grant Date Fair Value, Balance	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Granted		$ 0.72
Weighted Average Grant Date Fair Value, Vested	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Forfeited	$ 0.72	$ 0.72
Weighted Average Grant Date Fair Value, Balance	$ 0.72	$ 0.72

Share-Based Compensation (Details 5) (Himax Media Solutions [Member], USD $)	12 Months Ended
Dec. 31, 2010
Himax Media Solutions [Member]
Number Shares, Balance	1,121,000
Number of Shares, Vested	(988,000)
Number of Shares, Forfeited	(133,000)
Number Shares, Balance	0
Weighted Average Grant Date Fair Value, Balance	$ 0.464
Weighted Average Grant Date Fair Value, Vested	$ 0.464
Weighted Average Grant Date Fair Value, Forfeited	$ 0.464
Weighted Average Grant Date Fair Value, Balance	$ 0

Share-Based Compensation (Details 6)	12 Months Ended
Dec. 31, 2012
Stock Options 2007 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	39.94%
Expected term (years)	4 years 4 months 15 days
Risk-free interest rate	2.48%
Stock Options 2009 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	51.52%
Expected term (years)	4 years 4 months 15 days
Risk-free interest rate	2.00%

Share-Based Compensation (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average remaining contractual term, Balance (in years)	4 years
Himax Media Solutions [Member]
Number of shares, Balance	1,541,562	1,443,875	1,693,250
Number of shares, Granted	9,750	444,500	0
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(372,187)	(346,813)	(249,375)
Number of shares, Balance	1,179,125	1,541,562	1,443,875	1,693,250
Number of shares, Exercisable	1,101,938
Weighted average exercise price, Balance	$ 1.696	$ 1.66	$ 1.664
Weighted average exercise price, Granted	$ 1.856	$ 1.834	$ 0
Weighted average exercise price, Exercised	$ 0	$ 0	$ 0
Weighted average exercise price, Forfeited	$ 1.721	$ 1.717	$ 1.68
Weighted average exercise price, Balance	$ 1.69	$ 1.696	$ 1.66	$ 1.664
Weighted average exercise price, Exercisable	$ 1.721
Weighted average remaining contractual term, Balance (in years)	9 months 19 days	1 year 9 months 19 days	2 years 5 months 13 days	2 years 9 months 27 days

Share-Based Compensation (Details 8) (Imaging Taiwan [Member])	12 Months Ended
Dec. 31, 2012
Imaging Taiwan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	43.29%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.87%

Share-Based Compensation (Details 9) (USD $)	12 Months Ended
Dec. 31, 2012
Weighted average remaining contractual term, Balance (in years)	4 years
Imaging Taiwan [Member]
Number of shares, Balance	0
Number of shares, Granted	1,115,000
Number of shares, Exercised	0
Number of shares, Forfeited	(65,000)
Number of shares, Balance	1,050,000
Weighted average exercise price, Balance	0
Weighted average exercise price, Granted	1.004
Weighted average exercise price, Exercised	0
Weighted average exercise price, Forfeited	1.004
Weighted average exercise price, Balance	1.004
Weighted average remaining contractual term, Balance (in years)	3 years 6 months

Share-Based Compensation (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended									36 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended						12 Months Ended										12 Months Ended
	Nov. 30, 2011	Jun. 30, 2009	Dec. 31, 2012 USD ($)	Dec. 31, 2012 TWD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 TWD	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 TWD	Dec. 31, 2010	Dec. 31, 2010 Imaging Cayman [Member] USD ($)	Jul. 01, 2012 Imaging Cayman [Member]	Dec. 31, 2011 Imaging Cayman [Member] USD ($)	Dec. 31, 2009 Imaging Cayman [Member] USD ($)	Dec. 31, 2012 Employee Stock Option [Member] USD ($)	Dec. 31, 2011 Employee Stock Option [Member] USD ($)	Dec. 31, 2010 Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Nonvested Shares [Member] USD ($)	Dec. 31, 2012 Stock Options 2007 Plan [Member]	Dec. 31, 2007 Stock Options 2007 Plan [Member] USD ($)	Dec. 31, 2007 Stock Options 2007 Plan [Member] TWD	Dec. 20, 2007 Stock Options 2007 Plan [Member]	Dec. 31, 2012 Stock Options 2007 Plan [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Stock Options 2007 Plan [Member] Employee Stock Option [Member] TWD	Dec. 31, 2012 Stock Options 2009 Plan [Member]	Dec. 31, 2009 Stock Options 2009 Plan [Member] USD ($)	Dec. 31, 2009 Stock Options 2009 Plan [Member] TWD	Dec. 20, 2007 Stock Options 2009 Plan [Member]	Dec. 31, 2012 Stock Options 2009 Plan [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Stock Options 2009 Plan [Member] Employee Stock Option [Member] TWD	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2009 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2008 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2007 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Plan 2005 [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Plan 2011 [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member]	Dec. 31, 2011 Capital Reduction Plan [Member] USD ($)	Dec. 31, 2011 Capital Reduction Plan [Member] TWD
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period													1,380,000																				5,522,279	2,727,278	3,488,952	3,577,686	7,108,675	6,694,411
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage		50.00%										50.00%																							15.15%	15.15%	15.15%	54.55%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value																																	$ 6,286	$ 2,873	$ 5,870	$ 6,508	$ 12,714	$ 14,426
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage1																																		13.12%	13.12%	13.12%	60.64%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage2																																	14.68%	14.68%	14.68%	55.96%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage3																																	10.63%	10.63%	68.11%						10.63%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage4																																	0.88%	97.36%							0.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage5																																									0.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage6																																	58.36%								13.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage7																																									13.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage8																																									13.88%
Market Price Per Share Of American Depositary Shares Underlying Restricted Stock Units Granted			$ 1.95		$ 1.1		$ 2.47	$ 3.25	$ 2.95	$ 3.95
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Forfeitures In Period																																						361,046
Nonvested Of Ordinary Shares																																						3,416,714
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options																				12													3,617
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																				5 months 12 days													2 years 6 months 3 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number													5,346,777		0	5,648,889																	2,637,455	1,172,388	2,688,382	3,837,752			290,524	2,346,931
Stock Issued During Period, Shares, Restricted Stock Award, Gross					2,971,212	2,971,212				1,312,844	1,312,844
Nonvested Shares Issued To Employees Description					During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwan's ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share.	During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwan's ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share.						During September 2007 to December 2010, Himax Imaging Inc. ("Imaging Cayman", a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share.
Unvested Ordinary Price Per Share					$ 0.36274
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount			14		71		355			148							13	219	180
Ordinary Price Per Share On Date Of Grant					$ 0.72	21	$ 0.33			$ 0.46	15
Allocated Share-based Compensation Expense							$ 161
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														2,000,000										6,800,000						2,300,000
Equity Issuance, Per Share Amount					$ 1.856	60																$ 0.464	15					$ 0.311	10													$ 1.244	40
Percentage Of Ratio To Offset Loss	75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																	1,000
Expected term (years)																					4 years 4 months 15 days				10 years	10 years	4 years 4 months 15 days				5 years	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Weighted Average Grant Date Fair Value													$ 0.33		$ 0	$ 0.33									$ 0.672	21.6608					$ 0.16	5.2	$ 1.99	$ 2.68	$ 2.87	$ 3.23
Stock Option Exercise Price Per Share			$ 1.004	30
Percentage Of Options Vested In One and Half Years After Date Of Grant			50.00%	50.00%
Percentage Of Options Vested In Three Years After Date Of Grant			50.00%	50.00%

Equity (Details Textual) (USD $)	12 Months Ended				36 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Oct. 31, 2011	Jun. 20, 2011	Nov. 14, 2008
American Depositary Shares Authorized Maximum							$ 25,000,000	$ 50,000,000
American Depositary Shares Repurchased Shares	9,488,656	3,854,026	13,125,251	2,369,091	19,348,368
American Depositary Shares Repurchased Value	13,400,000				50,000,000
Average Price Per American Depositary Share	$ 1.41				$ 2.58
American Depositary Shares Held By Parent	8,774,987
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Accumulated Legal and Special Reserve	$ 50,750,000					$ 47,297,000

Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency items Beginning balance	$ 738	$ 610
Foreign currency items, Net current period change	52	128
Foreign currency items, Reclassification adjustments:
Foreign currency items, Reclassification adjustments for gains (losses) reclassified into income	0	0
Foreign currency items, Ending balance	790	738	610
Unrealized gains/(losses) on securities, Beginning balance	616	1,236
Unrealized gains/(losses) on securities, Net current period change	59	(283)
Unrealized gains/(losses) on securities, Reclassification adjustments:
Unrealized gains/(losses) on securities, Reclassification adjustments for gains (losses) reclassified into income	(648)	(350)	(296)
Unrealized gains/(losses) on securities, Ending balance	27	616	1,236
Defined Benefit pension plan, Beginning balance	(1,188)	(642)
Defined Benefit pension plan, Net current period change	234	(546)
Defined Benefit pension plan, Reclassification adjustments:
Defined Benefit pension plan, Reclassification adjustments for gains (losses) reclassified into income	0	0
Defined Benefit pension plan, Ending balance	(954)	(1,188)	(642)
Accumulated other comprehensive income, Beginning balance	166	1,204
Accumulated other comprehensive income, Net current period change	345	(723)
Accumulated other comprehensive income, Reclassification adjustments:
Accumulated other comprehensive income, Reclassification adjustments for gains (losses) reclassified into income	(648)	(315)
Accumulated other comprehensive income, Ending balance	$ (137)	$ 166	$ 1,204

Income Taxes (Details)	12 Months Ended
Dec. 31, 2012
Himax Taiwan [Member] | Investment One [Member]
Tax Exemption Period	January 1, 2006-December 31, 2010
Himax Taiwan [Member] | Investment Two [Member]
Tax Exemption Period	January 1, 2008-December 31, 2012
Himax Taiwan [Member] | Investment Three [Member]
Tax Exemption Period	January 1, 2013-December 31, 2017
Himax Semi Conductor [Member]
Tax Exemption Period	January 1, 2009-December 31, 2013

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings before income taxes	$ 65,886	$ 16,808	$ 35,294
Taiwan Operations [Member]
Earnings before income taxes	73,461	22,370	42,550
Cayman Operations [Member]
Earnings before income taxes	(7,395)	(7,038)	(7,535)
Us Operations [Member]
Earnings before income taxes	(1,597)	151	(55)
China Operations [Member]
Earnings before income taxes	1,388	1,293	157
Korea Operations [Member]
Earnings before income taxes	$ 29	$ 32	$ 177

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Total current	$ 6,897	$ 811	$ 1,747
Deferred:
Total deferred	8,851	6,492	4,481
Actual income tax expense	15,748	7,301	6,228
Us Operations [Member]
Current:
Total current	162	104	33
Deferred:
Total deferred	(998)	5	(30)
China Operations [Member]
Current:
Total current	699	120	112
Deferred:
Total deferred	89	162	(15)
Korea Operations [Member]
Current:
Total current	3	5	12
Deferred:
Total deferred	0	(2)	8
Others Operations [Member]
Current:
Total current	1	0	1
Deferred:
Total deferred	0	0	0
Taiwan operations - based on statutory tax rate of 17% [Member]
Current:
Total current	755	(2,842)	(54)
Deferred:
Total deferred	9,789	6,468	4,824
Taiwan operations - 10% of surtax [Member]
Current:
Total current	5,277	3,424	1,643
Deferred:
Total deferred	$ (29)	$ (143)	$ (306)

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$ 9,981	$ 1,085	$ (13,141)
Adjustments to deferred tax assets and liabilities for changes in enacted tax laws and rates	0	(1)	3,144
Tax benefits of operating loss carryforwards	(1,130)	0	0
Increase in the beginning-of-the-year balance of the valuation allowance for deferred tax assets	0	5,406	14,478
Deferred income tax expense	$ 8,851	$ 6,492	$ 4,481

Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected income tax expense	$ 11,201	$ 2,857	$ 6,000
Tax on undistributed retained earnings	5,277	3,424	1,643
Tax-exempted income	(2,921)	(836)	(3,567)
Tax benefit resulting from setting aside legal reserve from prior years income	(571)	(164)	(639)
Adjustment to deferred tax assets and liabilities for enacted change in tax laws and rates	0	(1)	3,144
Realized tax losses on investments in subsidiaries due to capital reclassification to offset the accumulated deficit	(6,157)	(1,821)	0
Increase in investment tax credits	(1,210)	(3,533)	(3,870)
Expired investment tax credits	5,302	1,841	183
Increase in deferred tax asset valuation allowance	6,319	6,823	12,408
Non-deductible share-based compensation expenses	53	589	178
Provision for uncertain tax position in connection with share-based compensation expenses	0	0	133
Changes in unrecognized tax benefits related to prior year uncertain tax positions, net of its impact to tax-exempted income	658	(6,759)	(2,295)
Tax effect resulting from foreign currency matters	(3,607)	3,160	(9,086)
Foreign tax rate differential	1,415	1,350	1,320
Variance from audits of prior years' income tax filings	40	476	1,205
Others	(51)	(105)	(529)
Actual income tax expense	$ 15,748	$ 7,301	$ 6,228

Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive gain (loss)	$ 8	$ (125)	$ (54)
Actual income tax expense	15,748	7,301	6,228
Total income tax expense	$ 15,756	$ 7,176	$ 6,174

Income Taxes (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Inventory	$ 5,538	$ 4,219
Allowance for doubtful accounts	2,270	2,303
Unused investment tax credits	22,835	39,393
Unused loss carry-forward	26,388	20,919
Other	1,992	987
Total gross deferred tax assets	59,023	67,821
Less: valuation allowance	(36,341)	(35,241)	(42,906)	(28,428)
Net deferred tax assets	22,682	32,580
Deferred tax liabilities:
Unrealized foreign exchange gain	0	(2,112)
Prepaid pension cost	(401)	(361)
Acquired intangible assets	(3,015)	(1,041)
Other	(78)	(36)
Total gross deferred tax liabilities	(3,494)	(3,550)
Net deferred tax assets	$ 19,188	$ 29,030

Income Taxes (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Tax effect	26,388
Taiwan operations [Member]
Deductible amount	138,080
Tax effect	23,481
Taiwan operations [Member] | Minimum [Member]
Expiration year (in years)	2014
Taiwan operations [Member] | Maximum [Member]
Expiration year (in years)	2022
China operations [Member]
Deductible amount	1,807
Tax effect	298
China operations [Member] | Minimum [Member]
Expiration year (in years)	2016
China operations [Member] | Maximum [Member]
Expiration year (in years)	2020
US operations [Member]
Deductible amount	6,236
Tax effect	2,609
US operations [Member] | Minimum [Member]
Expiration year (in years)	2024
US operations [Member] | Maximum [Member]
Expiration year (in years)	2032

Income Taxes (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Taiwan operations [Member]	Dec. 31, 2012 Taiwan operations [Member] Minimum [Member]	Dec. 31, 2012 Taiwan operations [Member] Maximum [Member]	Dec. 31, 2012 US operations [Member]	Dec. 31, 2012 US operations [Member] Minimum [Member]	Dec. 31, 2012 US operations [Member] Maximum [Member]
Tax effect	$ 22,835	$ 39,393	$ 22,333			$ 502
Expiration year				2013	2016		2020	2027

Income Taxes (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 128	$ 6,892	$ 8,450
Increase related to prior year tax positions	658	0	0
Decrease related to prior year tax positions	0	(6,759)	(2,295)
Increase related to current year tax positions	0	0	133
Effect of exchange rate change	5	(5)	604
Balance at end of year	$ 791	$ 128	$ 6,892

Income Taxes (Details Textual) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 TWD	Dec. 31, 2012 Himax Taiwan [Member] USD ($)	Dec. 31, 2011 Himax Taiwan [Member] USD ($)	Dec. 31, 2012 Except For Himax Taiwan Himax Korea Himax Technologies Co Ltd Himax Technologies Co Ltd [Member] USD ($)	Dec. 31, 2011 Except For Himax Taiwan Himax Korea Himax Technologies Co Ltd Himax Technologies Co Ltd [Member] USD ($)
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	10.00%
Percentage Of Surtax Rate	10.00%
Tax Exemption Limit Derived From Selling New Product				$ 15,972	463,823
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	17.00%	17.00%	17.00%
Income Tax Exemption Per Basic and Diluted Earnings Share	$ 0.01	$ 0	$ 0.01
Undistributed Earnings of Foreign Subsidiaries	536,452
Deferred Tax Assets, Valuation Allowance	36,341	35,241	42,906	28,428		5,800	3,336	30,541	31,905
Increase in deferred tax asset valuation allowance	6,319	6,823	12,408
Percentage Of Income Tax Payable	50.00%
Percentage Of Research and Development Expenditure For Current Year On Investment Tax Credit	15.00%
Cap Percentage Of Income Tax Payable For Current Year	30.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 791	$ 128
Combined Tax Rate	23.85%

Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted marketable securities:
Total assets	$ 674,598	$ 644,978
Liabilities:
Short-term debt	73,000	84,200
Total liabilities	246,440	249,920
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	45,000	72,000
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Investment securities available-for-sale:
Corporate straight bonds		0
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months		44,000
Other assets:
Embedded conversion option		0
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	45,000	116,000
Liabilities:
Short-term debt	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	172	165
Investment securities available-for-sale:
Corporate straight bonds		0
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months		0
Other assets:
Embedded conversion option		0
Restricted marketable securities:
Time deposits with original maturities of more than three months	1,273	1,266
Total assets	1,445	1,431
Liabilities:
Short-term debt	73,000	84,200
Total liabilities	73,000	84,200
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Investment securities available-for-sale:
Corporate straight bonds		5,080
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months		0
Other assets:
Embedded conversion option		174
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	0	5,254
Liabilities:
Short-term debt	0	0
Total liabilities	$ 0	$ 0

Fair Value Measurement (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$ 12,688	$ 19,426
Impairment loss on investment	1,299	0	0
Eturbotouch Technology Inc [Member]
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	477
Impairment loss on investment	238
Fair Value, Inputs, Level 1 [Member] | Eturbotouch Technology Inc [Member]
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	0
Fair Value, Inputs, Level 2 [Member] | Eturbotouch Technology Inc [Member]
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	0
Fair Value, Inputs, Level 3 [Member] | Eturbotouch Technology Inc [Member]
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$ 477

Fair Value Measurement (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Balance at January 1, 2011	$ 6,200
Total unrealized gains (losses) included in earnings	(763)
Total unrealized losses included in other comprehensive income, net	(183)
Balance at December 31, 2011	5,254
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	(763)
Corporate straight bonds [Member]
Balance at January 1, 2011	5,196
Total unrealized gains (losses) included in earnings	67
Total unrealized losses included in other comprehensive income, net	(183)
Balance at December 31, 2011	5,080
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	67
Derivatives - Conversion option [Member]
Balance at January 1, 2011	1,004
Total unrealized gains (losses) included in earnings	(830)
Total unrealized losses included in other comprehensive income, net	0
Balance at December 31, 2011	174
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	$ (830)

Fair Value Measurement (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Oct. 31, 2012 Driver Ic Reporting Unit [Member]	Oct. 31, 2011 Driver Ic Reporting Unit [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Corporate straight bond and concersion option, Fair Value Disclosure		$ 571.9	$ 367.4
Fair Value Inputs, Discount Rate	1.45%
Fair Value Assumptions, Risk Free Interest Rate	0.91%
Fair Value Assumptions, Expected Term	3 years 7 months 6 days			2 years	5 years
Fair Value Assumptions, Expected Volatility Rate	40.78%
Fairvalue Investee Risk Premium Percentage	0.54%
Weighted Average Cost Of Capital		21.30%	23.00%
Long Term Growth Rate		1.10%	(8.00%)
Percentage Of Variation Between Fair Value and Carrying Amount		54.30%	7.60%

Significant Concentrations (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 SVA - NEC [Member]	Dec. 31, 2010 SVA - NEC [Member]	Dec. 31, 2012 SVA - NEC [Member]	Dec. 31, 2008 SVA - NEC [Member]	Dec. 31, 2012 Sales Revenue, Services, Net [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2011 Sales Revenue, Services, Net [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2010 Sales Revenue, Services, Net [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2012 Sales Revenue, Services, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Sales Revenue, Services, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Sales Revenue, Services, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2011 Accounts Receivable [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Accounts Receivable [Member] Customer Concentration Risk [Member]
Concentration Risk, Percentage					11.70%	5.70%	0.20%	34.20%	40.80%	52.20%	14.00%	10.30%	35.10%	44.10%
Accounts Receivable Gross	$ 15.2		$ 15.2
Allowance For Doubtful Accounts Receivable	15.2		15.2	25.3
Recovery Of Bad Debts Allowance	$ 1.5	$ 8.6

Related-party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from related parties, net	$ 251,974	$ 258,233	$ 338,624
CMO- NingBo [Member]
Revenues from related parties, net	93,664	123,888	167,255
CMO- NanHai [Member]
Revenues from related parties, net	63,375	41,241	51,821
CMI [Member]
Revenues from related parties, net	56,221	55,629	56,770
CME- NingBo [Member]
Revenues from related parties, net	21,673	18,889	8,592
Chi Hsin- NingBo [Member]
Revenues from related parties, net	12,637	16,806	19,730
CMO [Member]
Revenues from related parties, net	0	0	15,602
Others (individually below 5%) [Member]
Revenues from related parties, net	$ 4,404	$ 1,780	$ 18,854

Related-party Transactions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales to CMO/CMI and its affiliates	$ 251,974	$ 258,156	$ 335,595
Display driver for large-size applications [Member]
Sales to CMO/CMI and its affiliates	190,963	210,137	297,146
Display driver for consumer electronics applications [Member]
Sales to CMO/CMI and its affiliates	40,582	29,316	27,189
Display driver for mobile handsets [Member]
Sales to CMO/CMI and its affiliates	14,748	14,454	10,170
Others [Member]
Sales to CMO/CMI and its affiliates	$ 5,681	$ 4,249	$ 1,090

Related-party Transactions (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Related Parties, Gross, Current	$ 73,432	$ 79,916
Allowance For Sales Returns and Discounts	(174)	(83)
Accounts Receivable, Related Parties, Current	73,258	79,833
CMO- NingBo [Member]
Accounts Receivable, Related Parties, Current	31,421	33,981
CMI [Member]
Accounts Receivable, Related Parties, Current	17,319	17,690
CMO- NanHai [Member]
Accounts Receivable, Related Parties, Current	13,390	17,019
CME- NingBo [Member]
Accounts Receivable, Related Parties, Current	5,947	6,629
Chi Hsin- NingBo [Member]
Accounts Receivable, Related Parties, Current	3,210	4,038
Others (individually below 5%) [Member]
Accounts Receivable, Related Parties, Current	$ 2,145	$ 559

Related-party Transactions (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
January 1, 2013~December 31, 2013	$ 195
January 1, 2014~December 31, 2014	187
January 1, 2015~December 31, 2015	187
January 1, 2016~December 31, 2016	187
January 1, 2017~December 31, 2017	187
After January 1, 2018	1,179
Operating Leases, Future Minimum Payments Due	$ 2,122

Related-party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases Rent Expense, Net, Related Party	$ 828	$ 705	$ 1,119
Operating Leases, Future Minimum Payments Due	2,122
Related Parties Amount in Cost of Sales	31	348	449
Accounts Payable, Related Parties	0	9
Other Accrued Liabilities [Member]
Operating Leases, Future Minimum Payments Due	206	326
Cmi and Affiliates [Member] | Maximum [Member]
Line Of Credit Facility, Credit Terms	120 days
Cmi and Affiliates [Member] | Minimum [Member]
Line Of Credit Facility, Credit Terms	30 days
Other Related Parties [Member] | Maximum [Member]
Line Of Credit Facility, Credit Terms	90 days
Other Related Parties [Member] | Minimum [Member]
Line Of Credit Facility, Credit Terms	45 days
Unrelated Third Parties [Member] | Maximum [Member]
Line Of Credit Facility, Credit Terms	150 days
Unrelated Third Parties [Member] | Minimum [Member]
Line Of Credit Facility, Credit Terms	15 days
Fulintec [Member]
Property, Plant and Equipment, Additions			71
Chi Lin Tech [Member]
Research And Development Expense Related Party			$ 12

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
January 1, 2013~December 31, 2013	$ 1,703
January 1, 2014~December 31, 2014	771
January 1, 2015~December 31, 2015	235
January 1, 2016~December 31, 2016	113
January 1, 2017~December 31, 2017	65
Operating Leases, Future Minimum Payments Due	$ 2,887

Commitments and Contingencies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Contracts, Contract Price	$ 15,126	$ 8,207
Long-Term Contracts, Commitments Amount	13,876	2,387
Security Deposit	683	520
Operating Leases, Rent Expense, Net	1,812	1,223	1,229
Contractual Obligation	$ 121,010	$ 77,434
Minimum [Member]
Sales Commissions Percentage	0.50%
Maximum [Member]
Sales Commissions Percentage	5.00%

Segment, Product and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment revenues	$ 737,255	$ 633,021	$ 642,692
Segment operating income (loss)	67,060	16,608	35,358
Non operating loss, net	(1,174)	200	(64)
Consolidated earnings before income taxes	65,886	16,808	35,294
Significant noncash item:
Share based compensation	1,936	4,190	6,311
Depreciation and amortization	13,299	12,795	13,626
Driver Ic [Member]
Segment revenues	634,111	552,456	590,057
Segment operating income (loss)	83,883	38,401	54,815
Significant noncash item:
Share based compensation	1,612	2,820	5,007
Depreciation and amortization	8,881	7,849	10,074
Non-driver products [Member]
Segment revenues	103,144	80,565	52,635
Segment operating income (loss)	(16,823)	(21,793)	(19,457)
Significant noncash item:
Share based compensation	324	1,370	1,304
Depreciation and amortization	$ 4,418	$ 4,946	$ 3,552

Segment, Product and Geographic Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment revenues	$ 737,255	$ 633,021	$ 642,692
Display drivers for large-size applications [Member]
Segment revenues	305,247	270,372	366,492
Display drivers for mobile handsets applications [Member]
Segment revenues	177,175	169,248	119,623
Display drivers for consumer electronics applications [Member]
Segment revenues	151,689	112,836	103,942
Others [Member]
Segment revenues	$ 103,144	$ 80,565	$ 52,635

Segment, Product and Geographic Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenue	$ 737,255	$ 633,021	$ 642,692
Taiwan [Member]
Total revenue	356,793	395,228	492,687
China [Member]
Total revenue	334,433	209,216	112,845
Other Asia Pacific (Korea and Japan) [Member]
Total revenue	43,245	27,738	37,121
Europe (Europe and America) [Member]
Total revenue	$ 2,784	$ 839	$ 39

Segment, Product and Geographic Information (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, net	$ 52,609	$ 57,150
Taiwan [Member]
Property, plant and equipment, net	51,519	56,185
China [Member]
Property, plant and equipment, net	744	822
U.S. [Member]
Property, plant and equipment, net	330	132
Korea [Member]
Property, plant and equipment, net	$ 16	$ 11

Segment, Product and Geographic Information (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity Wide Revenue Major Customers Amount	$ 338,043	$ 294,064	$ 337,111
Cmi and Affiliates [Member]
Entity Wide Revenue Major Customers Amount	251,974	258,156	335,595
Customer and Its Affiliates [Member]
Entity Wide Revenue Major Customers Amount	$ 86,069	$ 35,908	$ 1,516

Segment, Product and Geographic Information (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable	$ 102,630	$ 98,600
Cmi and Affiliates [Member]
Accounts receivable	73,432	79,916
Customer A And Its Affiliates [Member]
Accounts receivable	$ 29,198	$ 18,684

Segment, Product and Geographic Information (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for sales returns and discounts, accounts receivable related party (in dollars)	$ 342	$ 178

Himax Technologies, Inc. (the Parent Company only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash	$ 138,737	$ 106,164	$ 96,842	$ 110,924
Total assets	674,598	644,978
Current liabilities	242,117	245,360
Short-term debt	73,000	84,200
Total equity	428,158	395,058	406,976	424,072
Total liabilities and equity	674,598	644,978
Parent Company [Member]
Cash	1,075	584	375	77
Other current assets	835	1,146
Investment in non-marketable securities	1,600	1,600
Investments in subsidiaries	627,792	628,528
Total assets	631,302	631,858
Current liabilities	176	3,921
Short-term debt	54,000	65,200
Debt borrowing from a subsidiary	149,183	169,300
Total equity	427,516	393,437
Total liabilities and equity	$ 631,302	$ 631,858

Himax Technologies, Inc. (the Parent Company only) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 737,255	$ 633,021	$ 642,692
Costs and expenses	(670,195)	(616,413)	(607,334)
Operating income	67,060	16,608	35,358
Earnings before income taxes	65,886	16,808	35,294
Income taxes expenses	(15,748)	(7,301)	(6,228)
Net income	50,138	9,507	29,066
Parent Company [Member]
Revenues	0	0	0
Costs and expenses	(695)	(548)	(1,210)
Operating income	(695)	(548)	(1,210)
Equity in earnings from subsidiaries	54,929	13,433	36,427
Other non-operating loss	(2,637)	(2,179)	(2,010)
Earnings before income taxes	51,597	10,706	33,207
Income taxes expenses	(1)	0	(1)
Net income	$ 51,596	$ 10,706	$ 33,206

Himax Technologies, Inc. (the Parent Company only) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 50,138	$ 9,507	$ 29,066
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	59	(305)	1,511
Reclassification adjustment for realized losses (gains) included in net income	648	350	296
Foreign currency translation adjustments, not subject to income tax	50	128	210
Net unrecognized actuarial gain (loss), net of tax of $(54), $(125) and $8 in 2010, 2011 and 2012, respectively	233	(573)	(203)
Comprehensive income attributable to Himax Technologies, Inc. stockholders	51,293	9,668	34,406
Parent Company [Member]
Net income	51,596	10,706	33,206
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	0	0	0
Reclassification adjustment for realized losses (gains) included in net income	(589)	(655)	1,215
Foreign currency translation adjustments, not subject to income tax	50	128	210
Net unrecognized actuarial gain (loss), net of tax of $(54), $(125) and $8 in 2010, 2011 and 2012, respectively	233	(573)	(203)
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 51,290	$ 9,606	$ 34,428

Himax Technologies, Inc. (the Parent Company only) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 50,138	$ 9,507	$ 29,066
Changes in operating assets and liabilities:
Net cash provided by operating activities	52,167	43,448	57,631
Cash flows from financing activities:
Distribution of cash dividends	(10,680)	(21,224)	(44,097)
Proceeds from borrowing of short-term debt	304,000	277,200	217,000
Repayment of short-term debt	(315,200)	(250,000)	(160,000)
Purchase of subsidiary shares from noncontrolling interests	97	17	1,011
Acquisitions of ordinary shares for retirement	(8,886)	(4,627)	(10,755)
Net cash used in financing activities	(18,931)	(24,015)	(54,195)
Net increase in cash	32,573	9,322	(14,082)
Cash and cash equivalents at beginning of year	106,164	96,842	110,924
Cash and cash equivalents at end of year	138,737	106,164	96,842
Supplemental disclosures of cash flow information:
Interest paid during the year	352	490	170
Income taxes paid during the year	456	6,326	8,329
Parent Company [Member]
Cash flows from operating activities:
Net income	51,596	10,706	33,206
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings from subsidiaries	(54,929)	(13,433)	(36,427)
Changes in operating assets and liabilities:
Other current assets	311	(790)	1,543
Other current liabilities	1,637	1,767	(2,542)
Net cash provided by operating activities	(1,385)	(1,750)	(4,220)
Cash flows from financing activities:
Distribution of cash dividends	(10,680)	(21,224)	(44,097)
Proceeds from borrowing of short-term debt	266,000	271,200	204,000
Repayment of short-term debt	(277,200)	(250,000)	(160,000)
Investment returned from subsidiaries	56,836	0	0
Proceeds from issue of RSUs from a subsidiary	1,306	1,634	4,370
Purchase of subsidiary shares from noncontrolling interests	0	(1,324)	0
Proceeds from (repayment of) debt from a subsidiary	(25,500)	6,300	11,000
Acquisitions of ordinary shares for retirement	(8,886)	(4,627)	(10,755)
Net cash used in financing activities	1,876	1,959	4,518
Net increase in cash	491	209	298
Cash and cash equivalents at beginning of year	584	375	77
Cash and cash equivalents at end of year	1,075	584	375
Supplemental disclosures of cash flow information:
Interest paid during the year	264	353	156
Income taxes paid during the year	$ 1	$ 0	$ 1

Himax Technologies, Inc. (the Parent Company only) (Details Textual) (Parent [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent [Member]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ 8	$ (125)	$ (54)